UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21866

HIGHLAND FUNDS I

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Item 1. Reports to Stockholders.

A copy of the Semi-Annual Reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is attached herewith.

Highland Funds I

Highland Long/Short Equity Fund

Highland Long/Short Healthcare Fund

Highland Merger Arbitrage Fund

Highland Opportunistic Credit Fund

Semi-Annual Report

December 31, 2018

Highland Funds I

Highland Long/Short Equity Fund

Highland Long/Short Healthcare Fund

Highland Merger Arbitrage Fund

Highland Opportunistic Credit Fund

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

Highland Long/Short Equity Fund

Objective

Highland Long/Short Equity Fund seeks consistent, above average total returns primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.

Net Assets as of December 31, 2018

$236.4 million

Portfolio Data as of December 31, 2018

The information below provides a snapshot of Highland Long/Short Equity Fund at the end of the reporting period. Highland Long/Short Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Sectors as of 12/31/2018 (%)(1)	Long Exposure	Short Exposure	Net Exposure

Communication Services	7.0	(1.6)	5.4
Consumer Discretionary	8.5	(1.0)	7.5
Energy	2.5	—	2.5
Financial	10.5	(1.6)	8.9
Healthcare	12.9	(0.5)	12.4
Industrials	9.3	(6.5)	2.8
Information Technology	38.9	(18.1)	20.8
Materials	1.8	—	1.8
Real Estate	4.4	—	4.4
Other Investments and Assets & Liabilities(2)	42.6	(9.1)	33.5

Top 5 Holdings as of 12/31/2018 (%)(1) Long Securities

Visa, Inc.	4.2
Alphabet, Inc.	3.5
SBA Communications	3.4
CDK Global, Inc.	3.4
Broadcom, Inc.	3.3

Short Securities

iShares S&P 500 Growth ETF	(4.8)

CSX Corp.	(2.4)
Fastenal	(2.2)
Texas Instruments, Inc.	(2.2)
Paychex, Inc.	(2.2)

(1)	Sectors and holdings are calculated as a percentage of total net assets.

(2)	Includes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

Semi-Annual Report	1

FUND PROFILE (unaudited)

Highland Long/Short Healthcare Fund

Objective

Highland Long/Short Healthcare Fund seeks long-term capital appreciation.

Net Assets as of December 31, 2018

$48.1 million

Portfolio Data as of December 31, 2018

The information below provides a snapshot of Highland Long/Short Healthcare Fund at the end of the reporting period. Highland Long/Short Healthcare Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Sectors as of 12/31/2018 (%)(1)	Long Exposure	Short Exposure	Net Exposure

Healthcare:
Biotechnology	27.9	(2.7)	25.2
Healthcare Equipment	1.8	—	1.8
Healthcare Facilities	1.1	—	1.1
Healthcare Services	7.0	(0.4)	6.6
Healthcare Technology	1.4	—	1.4
Life Sciences Tools & Services	6.5	(0.8)	5.7
Managed Healthcare	1.8	—	1.8
Pharmaceuticals	19.1	(3.6)	15.5
Other Investments and Assets & Liabilities(2)	40.9	—	40.9

Top 5 Holdings as of 12/31/2018 (%)(1)(3) Long Securities

Minerva Neurosciences, Inc.	7.9
HLS Therapeutics, Inc.	7.4
Bio-Rad Laboratories, Inc.	5.3
Shire PLC	5.2
AMINO, Inc.	5.1

Short Securities

Roche Holding AG, Inc.	(1.6)
Incyte	(1.3)
WaVe Life Sciences	(0.8)
Cambrex	(0.8)
Eli Lilly	(0.6)

(1)	Sectors and holdings are calculated as a percentage of total net assets.

(2)	Includes the Fund’s investment in an investment company purchased with cash collateral from securities lending and cash equivalent investments.

(3)	Excludes the Fund’s investment in cash equivalent investments.

2	Semi-Annual Report

FUND PROFILE (unaudited)

Highland Merger Arbitrage Fund

Objective

Highland Merger Arbitrage Fund seeks to generate positive absolute returns.

Net Assets as of December 31, 2018

$26.8 million

Portfolio Data as of December 31, 2018

The information below provides a snapshot of Highland Merger Arbitrage Fund at the end of the reporting period. Highland Merger Arbitrage Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Sectors as of 12/31/2018 (%)(1)	Long Exposure	Short Exposure	Net Exposure

Consumer Discretionary	10.5	—	10.5
Energy	0.2	(0.2)	—
Financial	5.0	(6.0)	(1.0)
Healthcare	11.3	(0.7)	10.6
Industrials	4.4	—	4.4
Information Technology	15.4	(11.2)	4.2
Real Estate	0.6	(0.6)	—
Utilities	7.2	(9.7)	(2.5)
Other Investments and Assets & Liabilities(2)	76.3	(2.5)	73.8

Top 5 Holdings as of 12/31/2018 (%)(1)(3) Long Securities

Valero Energy Partners LP	12.7
SendGrid, Inc.	9.6
Nutrisystem, Inc.	5.8
athenahealth, Inc.	5.5
SCANA Corp.	5.2

Short Securities

Dominion Energy, Inc.	(9.7)
Twilio, Inc.	(9.6)
Western Gas Equity Partners LP	(2.5)
First Merchants Corp.	(2.2)
Berkshire Hills Bancorp, Inc.	(1.4)

(1)	Sectors and holdings are calculated as a percentage of total net assets.

(2)	Includes the Fund’s investment in cash equivalent investments.

(3)	Excludes the Fund’s investment in cash equivalent investments.

Semi-Annual Report	3

FUND PROFILE (unaudited)

Highland Opportunistic Credit Fund

Objective

Highland Opportunistic Credit Fund seeks to achieve high total returns while attempting to minimize losses.

Net Assets as of December 31, 2018

$48.2 million

Portfolio Data as of December 31, 2018

The information below provides a snapshot of Highland Opportunistic Credit Fund at the end of the reporting period. Highland Opportunistic Credit Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 12/31/2018 (%)(1)

BB	8.7
B	35.3
CCC	32.2
C	0.7
NR	23.1

Top 5 Sectors as of 12/31/2018 (%)(2)(3)

Utilities	10.7
Financial	10.6	(4)
Materials	9.6
Retail	8.2
Energy	7.4

Top 10 Holdings as of 12/31/2018 (%)(2)(3)

MPM Holdings, Inc. (Common Stocks)	6.9
Fieldwood Energy LLC, Closing Date Loan, 2nd Lien, LIBOR USD 1 Month+7.250%, 4/11/2023 (U.S. Senior Loans)	6.8
Vistra Energy Corp. (Common Stocks)	6.8
Ditech Holding Corporation (fka Walter Investment Management Corp.), Tranche B Term Loan, LIBOR USD 3 Month+6.000%, 6/30/2022 (U.S. Senior Loans)	4.0
Toys ‘R’ Us-Delaware, Inc., Term Loan B-4 (U.S. Senior Loans)	3.8
iHeartCommunications, Inc. Tranche D Term Loan (U.S. Senior Loans)	3.5
Academy, Ltd., Initial Term Loan, LIBOR USD 3 Month+4.000%, 7/1/2022 (U.S. Senior Loans)	3.4
Granite Acquisition, Inc., Term Loan B, 2nd Lien, LIBOR USD 3 Month+7.250%, 12/19/2022 (U.S. Senior Loans)	3.3
Advantage Sales & Marketing Inc., Term Loan, 2nd Lien, LIBOR USD 1 Month+6.500%, 7/25/2022 (U.S. Senior Loans)	3.3
TerreStar Corporation (Common Stocks)	2.9

(1)

Quality is calculated as a percentage of total bonds & notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Quality Ratings are subject to change.

(2)	Sectors and holdings are calculated as a percentage of total net assets.

(3)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending and cash equivalent investments.

(4)	Includes Collateralized Loan Obligations

4	Semi-Annual Report

FINANCIAL STATEMENTS

December 31, 2018

A guide to understanding each Fund’s financial statements

Investment Portfolio	The Investment Portfolio details each of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details each Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and noninvestment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by each Fund and the expenses incurred by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss a Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents a Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how each Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how each Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Funds, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

Semi-Annual Report	5

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2018	Highland Long/Short Equity Fund

Shares		Value ($)

Common Stocks - 95.8%

COMMUNICATION SERVICES - 7.0%
8,000	Alphabet, Inc., Class A (a)(b)	8,359,680
42,000	Facebook, Inc., Class A (a)(b)	5,505,780
54,000	Live Nation Entertainment (a)(b)	2,659,500

		16,524,960

CONSUMER DISCRETIONARY - 8.5%
20,000	Alibaba Group Holding ADR (b)	2,741,400
4,000	Amazon.com, Inc. (a)(b)	6,007,880
6,000	AutoZone (b)	5,030,040
27,000	Expedia Group	3,041,550
82,000	Penske Automotive Group	3,306,240

		20,127,110

ENERGY - 2.5%
70,000	Continental Resources, Inc. (a)(b)	2,813,300
23,000	Pioneer Natural Resources	3,024,960

		5,838,260

FINANCIAL - 10.5%
20,000	Ameriprise Financial, Inc.	2,087,400
129,000	CIT Group, Inc. (a)	4,936,830
30,000	CME Group, Inc., Class A (a)	5,643,600
14,000	Diamond Hill Investment Group	2,092,300
113,000	E*TRADE Financial Corp. (a)	4,958,440
55,000	US Bancorp	2,513,500
63,000	Western Alliance Bancorp (b)	2,487,870

		24,719,940

HEALTHCARE - 12.9%
35,000	Abbott Laboratories (a)	2,531,550
80,000	Aerie Pharmaceuticals, Inc. (b)(c)	2,888,000
10,000	Anthem, Inc. (a)	2,626,300
20,000	Bio-Rad Laboratories, Inc., Class A (a)(b)	4,644,400
65,000	CryoLife, Inc. (b)	1,844,700
120,000	Heron Therapeutics, Inc. (b)(c)	3,112,800
6,500	Intuitive Surgical, Inc. (b)	3,112,980
127,000	La Jolla Pharmaceutical (b)(c)	1,197,610
30,000	LHC Group, Inc. (a)(b)	2,816,400
160,000	Portola Pharmaceuticals, Inc. (b)(c)	3,123,200
260,000	Surgery Partners, Inc. (b)(c)	2,545,400

		30,443,340

INDUSTRIALS - 9.3%
125,000	JetBlue Airways Corp. (b)	2,007,500
40,000	Middleby (a)(b)	4,109,200
1	Pendrell Corp. (b)	150,000
25,000	Roper Technologies, Inc. (a)	6,663,000
30,000	United Rentals (b)	3,075,900
67,500	Waste Management, Inc. (a)	6,006,825

		22,012,425

INFORMATION TECHNOLOGY - 38.9%
38,000	Automatic Data Processing (a)	4,982,560
250,000	Avaya Holdings Corp. (b)(c)	3,640,000
31,000	Broadcom, Inc. (a)	7,882,680
169,000	CDK Global, Inc. (a)	8,091,720
150,000	Ciena Corp. (b)	5,086,500

Shares		Value ($)

INFORMATION TECHNOLOGY (continued)
50,000	Cornerstone OnDemand, Inc. (b)	2,521,500
37,000	EPAM Systems (a)(b)	4,292,370
35,000	Fortinet, Inc. (b)	2,465,050
65,000	Intel Corp.	3,050,450
47,000	Lumentum Holdings, Inc. (b)	1,974,470
250,000	Marvell Technology Group	4,047,500
67,000	Mellanox Technologies (b)	6,189,460
48,000	Microsoft Corp. (a)	4,875,360
60,000	Nutanix, Class A (b)(c)	2,495,400
25,000	Palo Alto Networks, Inc. (a)(b)	4,708,750
240,000	Sage Group	1,839,213
30,000	salesforce.com, Inc. (a)(b)	4,109,100
25,000	ServiceNow (a)(b)	4,451,250
20,000	Shopify, Class A (b)(c)	2,769,000
75,000	Visa, Inc., Class A (a)	9,895,500
30,000	Xilinx	2,555,100

		91,922,933

MATERIALS - 1.8%
11,000	Sherwin-Williams Co/The (a)	4,328,060

REAL ESTATE - 4.4%
297,279	Newmark Group, Inc., Class A (a)	2,384,178
50,000	SBA Communications, REIT, Class A (b)	8,094,500

		10,478,678

	Total Common Stocks (Cost $239,677,687)	226,395,706

Registered Investment Companies - 4.7%
374,333	Highland Merger Arbitrage Fund, Class Z (d)	6,797,881
4,387,313	State Street Navigator Securities Lending Government Money Market Portfolio, 2.350% (e)	4,387,313

	Total Registered Investment Companies (Cost $11,895,136)	11,185,194

Contracts

Purchased Put Options (b) - 0.3%
	Total Purchased Put Options (Cost $1,360,211)	721,500

Total Investments - 100.8%		238,302,400

(Cost $252,933,034)

Shares

Securities Sold Short - (38.4)%

EXCHANGE-TRADED FUNDS - (9.1)%
(58,000)	Health Care Select Sector SPDR Fund ETF	(5,017,580)
(75,000)	iShares S&P 500 Growth ETF	(11,300,250)
(71,000)	SPDR S&P Biotech ETF	(5,094,250)

	Total Exchange-Traded Funds (Proceeds $22,147,385)	(21,412,080)

6	See Glossary on page 17 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2018	Highland Long/Short Equity Fund

Shares		Value ($)

Securities Sold Short (continued)

COMMON STOCKS - (29.3)%

Communication Services - (1.6)%
(7,000)	IAC Corp. (f)	(1,281,280)
(22,000)	TripAdvisor (f)	(1,186,680)
(43,000)	Twitter (f)	(1,235,820)

		(3,703,780)

Consumer Discretionary - (1.0)%
(87,000)	eBay, Inc. (f)	(2,442,090)

Financial - (1.6)%
(77,000)	Ares Management Corp.	(1,369,060)
(24,000)	Interactive Brokers Group, Class A	(1,311,600)
(77,000)	Regions Financial	(1,030,260)

		(3,710,920)

Healthcare - (0.5)%
(75,000)	Tenet Healthcare, Inc. (f)	(1,285,500)

Industrials - (6.5)%
(92,000)	CSX Corp.	(5,715,960)
(100,000)	Fastenal	(5,229,000)
(44,500)	Republic Services, Class A	(3,208,005)
(28,000)	Sensata Technologies Holding (f)	(1,255,520)

		(15,408,485)

Information Technology - (18.1)%
(11,000)	Adobe, Inc. (f)	(2,488,640)
(40,000)	Akamai Technologies, Inc. (f)	(2,443,200)
(23,000)	Analog Devices	(1,974,090)
(24,000)	Citrix Systems, Inc.	(2,459,040)
(77,000)	Dropbox, Class A (f)	(1,573,110)
(21,000)	Euronet Worldwide (f)	(2,149,980)
(16,000)	F5 Networks (f)	(2,592,480)
(19,000)	Fidelity National Information Services	(1,948,450)
(40,000)	Maxim Integrated Products	(2,034,000)
(30,000)	NetApp	(1,790,100)
(75,000)	Oracle	(3,386,250)
(79,000)	Paychex, Inc.	(5,146,850)
(15,000)	PayPal Holdings, Inc. (f)	(1,261,350)
(25,000)	Splunk (f)	(2,621,250)
(16,000)	TE Connectivity	(1,210,080)
(55,000)	Texas Instruments, Inc.	(5,197,500)
(17,000)	Worldpay, Class A (f)	(1,299,310)
(30,000)	Zscaler (f)	(1,176,300)

		(42,751,980)

	Total Common Stocks (Proceeds $71,613,372)	(69,302,755)

	Total Securities Sold Short - (38.4)% (Proceeds $93,760,757)	(90,714,835)

Other Assets & Liabilities, Net - 37.6%		88,827,089

Net Assets - 100.0%		236,414,654

(a)	All or part of this security is pledged as collateral for short sales and or written option contracts. The market value of the securities pledged as collateral was $120,915,840.
(b)	Non-income producing security.

(c)

Securities (or a portion of securities) on loan. As of December 31, 2018, the market value of securities loaned was $14,582,940. The loaned securities were secured with cash and securities collateral of $14,928,531. Collateral is calculated based on prior day’s prices.

(d)	Affiliated issuer. Assets with a total aggregate market value of $6,797,881, or 2.9% of net assets, were affiliated with the Fund as of December 31, 2018.
(e)	Represents investments of cash collateral received in connection with securities lending.
(f)	No dividend payable on security sold short.

See Glossary on page 17 for abbreviations along with accompanying Notes to Financial Statements.	7

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2018	Highland Long/Short Equity Fund

Purchased options contracts outstanding as of December 31, 2018 were as follows:

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTIONS:
Invesco QQQ Trust Series 1	$156.00	Jefferies	January 2019	1,500	23,139,000	$1,360,211	$721,500

Written options contracts outstanding as of December 31, 2018 were as follows:

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Invesco QQQ Trust Series 1	$156.00	Jefferies	January 2019	(1,500)	23,139,000	$(1,360,211)	$(721,500)

Remaining Contractual Maturity of the Agreements:

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stocks	$4,387,313	$4,387,313

Total Borrowings	$4,387,313	$4,387,313

Gross amount of recognized liabilities for securities lending transactions		$4,387,313

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

8	See Glossary on page 17 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2018	Highland Long/Short Healthcare Fund

Shares		Value ($)

Common Stocks - 66.6%

HEALTHCARE - 66.6%

Biotechnology - 27.9%
24,300	Aimmune Therapeutics, Inc. (a)(b)(c)	581,256
135,000	Amarin, Inc. ADR (a)(c)	1,837,350
3,000	Amgen, Inc.	584,010
58,800	Amicus Therapeutics, Inc. (b)(c)	563,304
4,500	BioMarin Pharmaceutical (c)	383,175
60,000	Coherus Biosciences, Inc. (b)(c)	543,000
15,000	Deciphera Pharmaceuticals, Inc. (c)	314,850
10,000	G1 Therapeutics, Inc. (b)(c)	191,500
22,500	Global Blood Therapeutics, Inc. (b)(c)	923,625
12,000	Heron Therapeutics, Inc. (b)(c)	311,280
561,424	Minerva Neurosciences, Inc. (a)(c)	3,783,998
13,000	Portola Pharmaceuticals, Inc. (b)(c)	253,760
7,000	Sage Therapeutics, Inc. (a)(b)(c)	670,530
14,500	Shire PLC ADR (a)	2,523,580

		13,465,218

Healthcare Equipment - 1.8%
10,000	Axonics Modulation Technologies (b)(c)	151,100
5,000	Baxter International	329,100
2,250	Inogen (c)	279,383
2,500	Nevro (c)	97,225

		856,808

Healthcare Facilities - 1.1%
20,000	Acadia Healthcare, Inc. (b)(c)	514,200

Healthcare Services - 7.0%
2,000	Anthem, Inc.	525,260
3,000	Centene (c)	345,900
5,000	Cigna Corp.	949,600
10,000	DaVita, Inc. (c)	514,600
4,000	LHC Group, Inc. (c)	375,520
6,000	McKesson, Inc.	662,820

		3,373,700

Healthcare Technology - 1.4%
12,000	Evolent Health, Class A (c)	239,400
8,500	Teladoc Health, Inc. (b)(c)	421,345

		660,745

Life Sciences Tools & Services - 6.5%
11,000	Bio-Rad Laboratories, Inc., Class A (a)(c)	2,554,420
5,000	Charles River Laboratories International Inc. (c)	565,900

		3,120,320

Managed Healthcare - 1.8%
3,000	Humana, Inc. (a)	859,440

Pharmaceuticals - 19.1%
3,000	Aerie Pharmaceuticals, Inc. (b)(c)	108,300
5,000	AstraZeneca, Inc. ADR (b)	189,900
10,000	Collegium Pharmaceutical, Inc. (a)(c)	171,700
34,740	Dermira, Inc. (b)(c)	249,781
50,000	EyePoint Pharmaceuticals (b)(c)	94,500
5,000	GlaxoSmithKline ADR	191,050

Shares		Value ($)

Pharmaceuticals (continued)
333,500	HLS Therapeutics, Inc.	3,577,226
8,000	Merck & Co., Inc. (a)	611,280
10,000	Novartis ADR	858,100
58,478	Paratek Pharmaceuticals, Inc. (a)(c)	299,992
54,749	SteadyMed, Ltd. (c)(d)(e)	14,508
30,000	Takeda Pharmaceutical Co., Ltd.	1,015,815
30,000	Urovant Sciences, Inc. (c)	197,700
45,000	Zogenix, Inc. (a)(b)(c)	1,640,700

		9,220,552

	Total Common Stocks (Cost $35,096,718)	32,070,983

Preferred Stock - 5.1%

INFORMATION TECHNOLOGY - 5.1%
608,695	AMINO, Inc., Series C (c)(d)(e)(f)(g)	2,440,867

	Total Preferred Stock (Cost $3,499,996)	2,440,867

Contracts

Purchased Call Options (c) - 3.2%
	Total Purchased Call Options (Cost $270,148)	1,549,375

Registered Investment Company - 0.2%
100,000	State Street Navigator Securities Lending Government Money Market Portfolio, 2.350% (h)	100,000

	Total Registered Investment Companies (Cost $100,000)	100,000

Units

Warrants - 0.1%

HEALTHCARE - 0.1%

Biotechnology - 0.0%
1,717,910	Galena Biopharma, Inc., Expires 03/18/2020 (c)	–
118,797	Gemphire Therapeutics, Inc., Expires 03/15/2022 (c)	17,159

		17,159

Pharmaceuticals - 0.1%
255,000	Scynexis, Inc., Expires 06/21/2021 (c)	43,086

	Total Warrants (Cost $—)	60,245

Rights - 0.0%

HEALTHCARE - 0.0%

Healthcare Equipment - 0.0%
79,326	Wright Medical Group NV, Inc. (c)	992

	Total Rights (Cost $197,727)	992

See Glossary on page 17 for abbreviations along with accompanying Notes to Financial Statements.	9

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2018	Highland Long/Short Healthcare Fund

Shares		Value ($)

Cash Equivalents - 28.1%

MONEY MARKET FUND (i) - 28.1%
13,521,969	State Street Institutional U.S. Government Money Market Fund, Premier Class 2.170%	13,521,969

	Total Cash Equivalents (Cost $13,521,969)	13,521,969

Total Investments - 103.3%		49,744,431

(Cost $52,686,558)

Securities Sold Short - (7.5)%

COMMON STOCKS - (7.5)%

Healthcare - (7.5)%

Biotechnology - (2.7)%
(3,000)	AnaptysBio, Inc. (j)	(191,370)
(10,000)	Incyte (j)	(635,900)
(4,000)	Ionis Pharmaceuticals, Inc. (j)	(216,240)
(5,000)	Seattle Genetics, Inc. (j)	(283,300)

		(1,326,810)

Healthcare Services - (0.4)%
(10,000)	Tenet Healthcare, Inc. (j)	(171,400)

Life Sciences Tools & Services - (0.8)%
(10,000)	Cambrex (j)	(377,600)

Pharmaceuticals - (3.6)%
(4,000)	Catalent (j)	(124,720)
(2,500)	Eli Lilly	(289,300)
(3,500)	Pacira Pharmaceuticals, Inc. (j)	(150,570)
(25,000)	Roche Holding AG, Inc. ADR	(777,000)
(9,700)	WaVe Life Sciences (j)	(407,788)

		(1,749,378)

	Total Common Stocks (Proceeds $3,956,322)	(3,625,188)

	Total Securities Sold Short - (7.5)% (Proceeds $3,956,322)	(3,625,188)

Other Assets & Liabilities, Net - 4.2%		2,027,751

Net Assets - 100.0%		48,146,994

(a)	All or part of this security is pledged as collateral for short sales and or written option contracts. The market value of the securities pledged as collateral was $4,757,795.
(b)

Securities (or a portion of securities) on loan. As of December 31, 2018, the market value of securities loaned was $5,148,783. The loaned securities were secured with cash and securities collateral of $5,281,757. Collateral is calculated based on prior day’s prices.

(c)	Non-income producing security.
(d)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $2,455,375, or 5.1% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2018.

(e)

Securities with a total aggregate value of $2,455,375, or 5.1% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(f)	There is currently no rate available.
(g)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stocks	11/18/2016	$3,499,996	$2,440,867	5.1%

(h)	Represents investments of cash collateral received in connection with securities lending.
(i)	Rate shown is 7 day effective yield.
(j)	No dividend payable on security sold short.

10	See Glossary on page 17 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2018	Highland Long/Short Healthcare Fund

Purchased options contracts outstanding as of December 31, 2018 were as follows:

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
Amarin	$17.00	Jefferies	March 2019	250	425,000	$80,517	$28,750
Amarin	25.00	Jefferies	June 2019	250	625,000	96,931	20,000
Amarin	5.00	Bank of America	January 2019	1,750	875,000	92,700	1,500,625

						$270,148	$1,549,375

Remaining Contractual Maturity of the Agreements:

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stocks	$100,000	$100,000

Total Borrowings	$100,000	$100,000

Gross amount of recognized liabilities for securities lending transactions		$100,000

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

See Glossary on page 17 for abbreviations along with accompanying Notes to Financial Statements.	11

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2018	Highland Merger Arbitrage Fund

Shares		Value ($)

Common Stocks - 54.6%

CONSUMER DISCRETIONARY - 10.5%
68,000	Bojangles’, Inc. (a)	1,093,440
29,239	Nevada Gold & Casinos, Inc. (a)	69,589
35,639	Nutrisystem, Inc. (b)	1,563,839
73,067	OurPet’s Co (a)	70,510

		2,797,378

ENERGY - 0.2%
4,700	WildHorse Resource Development Corp. (a)	66,317

FINANCIAL - 5.0%
100	Beneficial Bancorp, Inc.	1,429
4,604	Blue Hills Bancorp, Inc.	98,249
1,985	Guaranty Bancorp	41,189
7,000	MB Financial, Inc.	277,410
7,700	Navigators Group, Inc.	535,073
29,264	SI Financial Group, Inc.	372,531

		1,325,881

HEALTHCARE - 11.3%
11,200	athenahealth, Inc. (a)(b)	1,477,616
38,000	Civitas Solutions, Inc. (a)	665,380
11,800	TESARO, Inc. (a)(b)	876,150

		3,019,146

INDUSTRIALS - 4.4%
1,877	Dun & Bradstreet Corp.	267,923
8,522	Engility Holdings, Inc. (a)	242,536
70,195	Intersections, Inc. (a)(b)	259,020
22,200	Sparton Corp. (a)	403,818

		1,173,297

INFORMATION TECHNOLOGY - 15.4%
19,460	Apptio, Inc., Class A (a)	738,701
16,354	Electro Scientific Industries, Inc. (a)	489,966
9,822	Hortonworks, Inc. (a)	141,633
59,383	SendGrid, Inc. (a)(b)	2,563,564
12,298	Travelport Worldwide, Ltd.	192,095

		4,125,959

REAL ESTATE - 0.6%
23,800	Select Income, REIT	175,168

UTILITIES - 7.2%
29,000	SCANA Corp.	1,385,620
7,500	Vectren Corp.	539,850

		1,925,470

	Total Common Stocks (Cost $14,855,245)	14,608,616

Master Limited Partnerships - 23.8%

ENERGY - 23.8%
67,102	Dominion Energy Midstream Partners LP (b)	1,210,520
26,976	TransMontaigne Partners LP (b)	1,094,686
80,292	Valero Energy Partners LP (b)	3,385,914
16,000	Western Gas Partners LP	675,680

	Total Master Limited Partnerships (Cost $6,423,535)	6,366,800

Shares		Value ($)

Cash Equivalents - 9.5%

MONEY MARKET FUND (d) - 9.5%
2,530,035	State Street Institutional U.S. Government Money Market Fund, Premier Class 2.170%	2,530,035

	Total Cash Equivalents (Cost $2,530,035)	2,530,035

Total Investments - 87.9%		23,505,451

(Cost $23,808,815)

Securities Sold Short - (30.9)%

COMMON STOCKS - (28.4)%

Energy - (0.2)%
(24,700)	Chesapeake Energy Corp. (c)	(51,870)

Financial - (6.0)%
(13,961)	Berkshire Hills Bancorp, Inc.	(376,528)
(10,150)	Fifth Third Bancorp	(238,830)
(17,060)	First Merchants Corp.	(584,646)
(5,344)	Independent Bank Corp.	(375,737)
(920)	Independent Bank Group, Inc.	(42,108)

		(1,617,849)

Healthcare - (0.7)%
(7,662)	Tivity Health, Inc.	(190,094)

Information Technology - (11.2)%
(12,896)	Cloudera, Inc.	(142,630)
(4,395)	Science Applications International Corp.	(279,962)
(28,731)	Twilio, Inc., Class A	(2,565,678)

		(2,988,270)

Real Estate - (0.6)%
(24,820)	Government Properties Income Trust	(170,513)

Utilities - (9.7)%
(36,123)	Dominion Energy, Inc.	(2,581,350)

	Total Common Stocks (Proceeds $7,827,211)	(7,599,946)

MASTER LIMITED PARTNERSHIP - (2.5)%

Energy - (2.5)%
(24,400)	Western Gas Equity Partners LP	(676,612)

	Total Master Limited Partnerships (Proceeds $674,219)	(676,612)

	Total Securities Sold Short - (30.9)% (Proceeds $8,501,430)	(8,276,558)

Other Assets & Liabilities, Net - 43.0%		11,524,419

Net Assets - 100.0%		26,753,312

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $7,739,806.
(c)	No dividend payable on security sold short.
(d)	Rate shown is 7 day effective yield.

12	See Glossary on page 17 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2018	Highland Merger Arbitrage Fund

The Fund had the following swaps contracts, for which $650,000 was pledged as collateral, open at December 31, 2018:

Swap contracts outstanding as of December 31, 2018 were as follows:

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Expiration Date	Currency	Notional Amount ($)	Upfront Premiums Paid (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)	Market Value ($)
LONG EQUITY TRS
ATHN	1 Month LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	December 26, 2019	USD	435,369	(13)	4,783	4,770
BHBK	1 Month LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	January 3, 2020	USD	398,717	(71)	1,093	1,022
EGL	1 Month LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	December 26, 2019	USD	40,015	(5)	1,723	1,718
MBTF	1 Month LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	December 23, 2019	USD	575,949	(235)	9,211	8,976

Total Long Equity Index TRS								16,810	16,486

See Glossary on page 17 for abbreviations along with accompanying Notes to Financial Statements.	13

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2018	Highland Opportunistic Credit Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (a) - 39.9%

COMMUNICATION SERVICES - 1.9%
893,654	TerreStar Corporation Term Loan A, 11.000% PIK 02/27/20 (b)(c)	892,760
20,956	TerreStar Corporation Term Loan C, 11.000% PIK 02/27/20 (b)(c)	20,935

		913,695

ENERGY - 6.9%
3,738,682	Fieldwood Energy LLC, Closing Date Loan, 2nd Lien, LIBOR USD 1 Month+7.250%, 04/11/23	3,301,256

FINANCIAL - 4.0%
2,209,338	Ditech Holding Corporation (fka Walter Investment Management Corp.), Tranche B Term Loan, LIBOR USD 3 Month+6.000%, 06/30/22	1,918,434

HEALTHCARE - 1.4%
686,544	Quorum Health Corporation, Term Loan, LIBOR USD 1 Month+6.750%, 04/29/22	682,768

HOUSING - 1.9%
936,709	84 Lumber Company, Term Loan B-1, LIBOR USD 1 Month+5.250%, 10/25/23	927,342

INFORMATION TECHNOLOGY - 1.1%
560,083	Procera Networks, Inc., Initial Term Loan, LIBOR USD 1 Month+4.500%, 10/31/25	548,881

MANUFACTURING - 1.3%
646,667	VC GB Holdings, Inc., Term Loan, 2nd Lien, LIBOR USD 1 Month+8.000%, 02/28/25	636,967

MEDIA/TELECOMMUNICATIONS - 3.5%
2,500,000	iHeartCommunications, Inc. Tranche D Term Loan (d)	1,690,975

OIL & GAS - 1.7%
844,278	Traverse Midstream Partners LLC, Term Loan, LIBOR USD 3 Month+4.000%, 09/27/24	812,617

RETAIL - 8.2%
2,456,300	Academy, Ltd., Initial Term Loan, LIBOR USD 1 Month+4.000%, 07/01/22	1,650,843
553,779	Neiman Marcus Group LTD LLC, Other Term Loan, 1st Lien, LIBOR USD 1 Month+3.250%, 10/25/20	469,848
3,736,582	Toys ‘R’ Us-Delaware, Inc., Term Loan B-4 (d)	1,849,608

		3,970,299

SERVICE - 3.3%
2,000,000	Advantage Sales & Marketing Inc., Term Loan, 2nd Lien, LIBOR USD 1 Month+6.500%, 07/25/22	1,584,170

TRANSPORTATION - 1.3%
617,395	Gruden Acquisition, Inc., Incremental Term Loan, 1st Lien, LIBOR USD 3 Month+5.500%, 08/18/22	606,075

Principal Amount ($)/Shares		Value ($)

UTILITIES - 3.4%
1,623,513	Granite Acquisition, Inc., Term Loan B, 2nd Lien, LIBOR USD 3 Month+7.250%, 12/19/22	1,590,231
15,190,310	Texas Competitive Electric Holdings Co., LLC, Extended Escrow Loan, (e)	37,976

		1,628,207

	Total U.S. Senior Loans (Cost $22,891,725)	19,221,686

Common Stocks - 23.0%

COMMUNICATION SERVICES - 2.9%
5,082	TerreStar Corporation (b)(c)(f)	1,417,167

ENERGY - 0.0%
1	Arch Coal, Inc. (g)	83

FINANCIALS - 0.0%
11,732	Ditech Holding Corp. (g)(h)	1,173

INFORMATION TECHNOLOGY - 1.9%
62,227	Avaya Holdings Corp. (g)(h)	906,025

MATERIALS - 9.6%
105,492	MPM Holdings, Inc. (h)	3,322,998
6,632	Omnimax International, Inc. (b)(c)	1,290,310

		4,613,308

MEDIA - 1.8%
2,895,971	Gambier Bay LLC (b)(c)(i)	333,037
6,369	Metro-Goldwyn-Mayer, Inc (f)	520,137

		853,174

UTILITIES - 6.8%
3,322	Entegra TC LLC (b)(c)	—
143,772	Vistra Energy Corp. (h)	3,290,941

		3,290,941

	Total Common Stocks (Cost $13,698,886)	11,081,871

Collateralized Loan Obligations - 4.5%
1,000,000	Acis CLO, Ltd., Series 2014-5A, Class E1 LIBOR USD 3 Month+6.520%, 9.06%, 11/1/2026 (j)(k)	950,000
1,000,000	Eaton Vance CLO, Ltd., Series 2016-1A, Class DR LIBOR USD 3 Month+7.600%, 10.04%, 1/15/2028 (j)(k)	996,248
219,365	Highland Park CDO I, Ltd., Series 2006-1A, Class A2 LIBOR USD 3 Month+0.400%, 3.09%, 11/25/2051 (j)(k)(l)	205,106

	Total Collateralized Loan Obligations (Cost $2,081,814)	2,151,354

Corporate Bonds & Notes - 2.2%

ENERGY - 0.4%
2,437,000	Ocean Rig UDW, Inc. 7.25%, 04/01/19 (b)(c)(d)(k)	168,153
4,000,000	Rex Energy Corp (d)	58,800

14	See Glossary on page 17 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2018	Highland Opportunistic Credit Fund

Principal Amount ($)/Shares		Value ($)

Corporate Bonds & Notes (continued)

ENERGY (continued)
464	Sable Permian Resources LLC/AEPB Finance Corp. 7.38%, 11/01/21 (k)	105

		227,058

HEALTHCARE - 1.6%
900,000	Surgery Center Holdings 6.75%, 07/01/25 (g)(k)	769,500

INFORMATION TECHNOLOGY - 0.0%
2,500,000	Avaya, Inc. 10.50%, 03/01/21 (c)(d)	—

UTILITIES - 0.2%
467,000	Texas Competitive Electric Holdings Co., LLC (e)	1,868
3,506,000	Texas Competitive Electric Holdings Co., LLC (e)	14,024
15,307,000	Texas Competitive Electric Holdings Co., LLC (e)	61,228
3,000,000	Texas Competitive Electric Holdings Co., LLC (e)	9,000

		86,120

	Total Corporate Bonds & Notes (Cost $2,461,482)	1,082,678

Preferred Stocks - 2.1%

FINANCIAL - 2.1%
1,500	Grayson CLO, Ltd. (j)(k)(l)	600,000
1,000	Westchester CLO, Ltd. (j)(k)(l)	410,000

	Total Preferred Stocks (Cost $1,443,578)	1,010,000

Registered Investment Companies - 1.6%
753,227	State Street Navigator Securities Lending Government Money Market Portfolio, 2.350% (m)	753,227

	Total Registered Investment Companies (Cost $753,227)	753,227

Rights - 0.4%

UTILITIES - 0.4%
253,272	Texas Competitive Electric Holdings Co., LLC (h)	187,421

	Total Rights (Cost $838,632)	187,421

Warrants - 0.0%

FINANCIAL - 0.0%
15,861	Ditech Holding Corp., Expires 02/14/2028 (h)	2
19,989	Ditech Holding Corp.*, Expires 02/14/2028 (h)	4

		6

Shares/Principal Amount ($)		Value ($)

INFORMATION TECHNOLOGY - 0.0%
10,195	Avaya, Inc., Expires 12/19/2022 (d)(h)	28,291

	Total Warrants (Cost $14,311)	28,297

Foreign Corporate Bonds & Notes - 0.0%

NETHERLANDS - 0.0%
317,982	Celtic Pharma Phinco BV (b)(d)	—

	Total Foreign Corporate Bonds & Notes (Cost $212,561)	—

Cash Equivalents - 25.8%

MONEY MARKET FUND (n) - 25.8%
12,455,304	State Street Institutional U.S. Government Money Market Fund, Premier Class 2.170%	12,455,304

	Total Cash Equivalents (Cost $12,455,304)	12,455,304

Total Investments - 99.5%		47,971,838

(Cost $56,851,520)
Other Assets & Liabilities, Net - 0.5%		251,517

Net Assets - 100.0%		48,223,355

(a)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. As of December 31, 2018, the LIBOR USD 1 Month and LIBOR USD 3 Month rates were 2.50% and 2.81%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(b)

Securities with a total aggregate value of $4,122,362, or 8.5% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(c)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $4,122,362, or 8.5% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2018. Please see Notes to Investment Portfolio.

(d)	The issuer is, or is in danger of being, in default of its payment obligation.
(e)	Represents value held in escrow pending future events. No interest is being accrued.

See Glossary on page 17 for abbreviations along with accompanying Notes to Financial Statements.	15

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of December 31, 2018	Highland Opportunistic Credit Fund

(f)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
Metro-Goldwyn-Mayer, Inc.	Common Stocks	12/20/2010	$238,560	$520,137	1.1%
TerreStar Corporation	Common Stocks	12/12/2014	$1,456,829	$1,417,167	2.9%

(g)

Securities (or a portion of securities) on loan. As of December 31, 2018, the market value of securities loaned was $1,639,466. The loaned securities were secured with cash and securities collateral of $1,682,567. Collateral is calculated based on prior day’s prices.

(h)	Non-income producing security.
(i)	Affiliated issuer. Assets with a total aggregate market value of $333,037, or 0.7% of net assets, were affiliated with the Fund as of December 31, 2018.
(j)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect December 31, 2018. LIBOR, otherwise known as London Interbank Offered Rate, is the benchmark interest rate that banks charge each other for short-term loans. Current LIBOR rates include 1 month which is equal to 2.50% and 3 months equal to 2.81%.

(k)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2018, these securities amounted to $4,099,112 or 8.5% of net assets.

(l)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.
(m)	Represents investments of cash collateral received in connection with securities lending.
(n)	Rate shown is 7 day effective yield.

Remaining Contractual Maturity of the Agreements:

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stocks	$753,227	$753,227

Total Borrowings	$753,227	$753,227

Gross amount of recognized liabilities for securities lending transactions		$753,227

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand

16	See Glossary on page 17 for abbreviations along with accompanying Notes to Financial Statements.

GLOSSARY: (abbreviations that may be used in the preceding statements) (unaudited)

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations:
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LTD	Limited
PIK	Payment-in-Kind
PLC	Public Limited Company
SPDR	Standard & Poor’s Depositary Receipt

Underlying Instrument Abbreviations:
ATHN	athenahealth, Inc.
BHBK	Blue Hills Bancorp, Inc.
EGL	Engility Holdings, Inc.
MBTF	MBT Financial Corp.
REIT	Real Estate Investment Trust

Semi-Annual Report	17

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2018 (unaudited)	Highland Funds I

	Highland Long/Short Equity Fund ($)	Highland Long/Short Healthcare Fund ($)	Highland Merger Arbitrage ($)	Highland Opportunistic Credit Fund ($)
Assets
Investments, at value(a)	231,504,519	36,222,462	20,975,416	35,183,497
Affiliated investments, at value (Note 9)	6,797,881	—	—	333,037

Total Investments, at value	238,302,400	36,222,462	20,975,416	35,516,534
Cash equivalents (Note 2)	—	13,521,969	2,530,035	12,455,304
Cash	—	—	—	97,631
Restricted Cash — Securities Sold Short and Written Options (Notes 2 and 3)	76,402,517	2,635,712	11,146,037	—
Restricted Cash (Note 2)	—	—	650,000	—
Foreign currency	1,357	—	—	—
Swaps, at value	—	—	16,810	—
Foreign tax reclaim receivable	37,212	4,463	45,998	—
Receivable for:
Investment sold	56,273,917	1,940,535	3,846,959	45,025
Dividends and interest	177,453	35,161	11,636	124,945
Investment advisory and administration fees (Note 6)	—	—	—	37,664
Fund shares sold	2,087,723	149,674	161,832	722,144
Due from broker	—	851,688	263,872	208,624
Prepaid expenses and other assets	71,375	15,633	27,791	47,884

Total assets	373,353,954	55,377,297	39,676,386	49,255,755

Liabilities:
Securities sold short, at value (Notes 2 and 8)	90,714,835	3,625,188	8,276,558	—
Due to broker	9,661,931	67,090	—	—
Due to custodian	1,221,367	—	645	—
Written options contracts, at value (Note 3)	721,500	—	—	—

Payable for:
Investments purchased	20,197,970	3,056,427	4,223,582	—
Fund shares redeemed	8,881,627	183,794	222,932	77,967
Upon receipt of securities loaned (Note 4)	4,387,313	100,000	—	753,227
Investment advisory and administration fees (Note 6)	275,582	51,090	20,429	—
Swap payments	265,245	—	—	—
Accounting services fees	238,299	15,719	115,769	34,316
Transfer agent fees	144,782	22,754	1,200	—
Audit fees	49,085	9,315	6,079	148,246
Accrued dividends on securities sold short	40,538	—	6,030	—
Trustees fees	6,937	3,988	—	1,339
Distribution and shareholder servicing fees (Note 6)	26	—	76	—
Income distribution payable	—	—	—	8,333
Foreign currency	—	—	32,414	—
Accrued expenses and other liabilities	132,263	94,938	17,360	8,972

Total liabilities	136,939,300	7,230,303	12,923,074	1,032,400

Commitments and Contingencies (Note 7)

Net Assets	236,414,654	48,146,994	26,753,312	48,223,355

18	See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (continued)

As of December 31, 2018 (unaudited)	Highland Funds I

	Highland Long/Short Equity Fund $	Highland Long/Short Healthcare Fund $	Highland Merger Arbitrage $	Highland Opportunistic Credit Fund $
Net Assets Consist of:
Paid-in capital	263,072,545	237,501,464	29,172,120	73,347,018
Total distributable loss	(26,657,891)	(189,354,470)	(2,418,808)	(25,123,663)

Net Assets	236,414,654	48,146,994	26,753,312	48,223,355

Investments, at cost	245,425,211	39,164,589	21,278,780	42,054,641
Affiliated investments, at cost (Note 9)	7,507,823	—	—	2,341,575
Cash equivalents, at cost (Note 2)	—	13,521,969	2,530,035	12,455,304
Foreign currency, at cost	1,345	—	(32,358)	—
Proceeds from securities sold short	93,760,757	3,956,322	8,501,430	—
Written option premiums received	1,360,211	—	—	—
(a) Includes market value of securities on loan	14,582,940	5,148,783	—	1,639,466

Class A:
Net assets	19,097,119	12,710,304	730,358	3,688,652
Shares outstanding ($0.001 par value; unlimited shares authorized)	1,907,186	935,418	40,490	893,610
Net asset value per share(a)	10.01	13.59	18.04	4.13
Maximum offering price per share(b)(c)	10.59	14.38	19.09	4.28

Class C:
Net assets	14,720,813	11,397,008	1,049,332	3,438,843
Shares outstanding ($0.001 par value; unlimited shares authorized)	1,613,124	894,457	58,382	828,795
Net asset value and offering price per share(a)	9.13	12.74	17.97	4.15

Class Z:
Net assets	202,596,722	24,039,682	24,973,622	41,095,860
Shares outstanding ($0.001 par value; unlimited shares authorized)	19,243,164	1,706,794	1,375,201	10,015,577
Net asset value, offering and redemption price per share	10.53	14.08	18.16	4.10

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases of $500,000 or more are subject to a 1.00% CDSC if redeemed within eighteen months of purchase.
(c)

The sales charge is 5.50% for Long/Short Equity Fund, the Long/Short Healthcare Fund and Merger Arbitrage Fund. The sales charge is 3.50% for the Opportunistic Credit Fund. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

See accompanying Notes to Financial Statements.	19

STATEMENTS OF OPERATIONS

For the six months ended December 31, 2018 (unaudited)	Highland Funds I

	Highland Long/Short Equity Fund ($)	Highland Long/Short Healthcare Fund ($)	Highland Merger Arbitrage ($)	Highland Opportunistic Credit Fund ($)
Investment Income:

Income:
Dividends from unaffiliated issuers	1,526,275	175,797	2,867,214	—
Dividends from affiliated issuers (Note 9)(1)	1,071,250	—	—	—
Less: Foreign taxes withheld	—	(4,507)	(166,844)	—
Securities lending income (Note 4)(1)(2)	1,748	16,845	—	9,256
Interest from unaffiliated issuers	1,006,385	93,572	120,854	1,226,842

Total income	3,605,658	281,707	2,821,224	1,236,098

Expenses:
Investment advisory (Note 6)	3,754,993	274,034	222,862	278,995
Administration fees (Note 6)	327,736	54,804	34,229	—
Distribution and shareholder service fees: (Note 6)
Class A	42,607	26,496	1,716	7,677
Class C	97,543	65,671	6,157	15,420
Accounting services fees	134,055	26,967	17,229	26,349
Transfer agent fees	201,684	34,469	2,834	8,050
Legal fees	12,786	2,693	2,160	13,158
Registration fees	32,706	23,320	26,839	23,683
Audit fees	51,591	10,673	7,725	151,741
Interest expense and commitment fees (Note 7)	502,516	1,121	—	—
Insurance	2,624	—	1,572	1,472
Trustees fees (Note 6)	38,479	7,413	3,556	6,599
Reports to shareholders	29,022	16,467	1,100	4,749
Custodian/wire agent fees	11,510	5,383	1,677	1,502
Pricing fees	1,516	1,516	3,033	3,033
Dividends and fees on securities sold short (Note 2)	1,407,844	17,276	610,754	—
Other	179	17,806	319	15,415

Total operating expenses before waiver and reimbursement (Note 6)	6,649,391	586,109	943,762	557,843
Less: Expenses waived or borne by the adviser and administrator	(2,124,572)	—	(45,701)	(283,711)

Net operating expenses	4,524,819	586,109	898,061	274,132

Net investment income (loss)	(919,161)	(304,402)	1,923,163	961,966

Net Realized and Unrealized Gain (loss) on Investments Realized gain (loss) on:
Investments from unaffiliated issuers	(1,484,055)	8,487,306	1,302,093	691,519
Securities sold short (Note 2)	(1,037,814)	1,124,453	(444,851)	—
Swap contracts (Note 3)	1,482,135	—	(368,972)	—
Written options contracts (Note 3)	(383,445)	483,254	1,091	—
Futures contracts (Note 3)	5,724	—	7,576	—
Foreign currency related transactions	(175,138)	(3,180)	(43,190)	—

Net Change in Unrealized Appreciation (Depreciation) on:
Investments in unaffiliated issuers	(34,489,151)	(7,089,726)	(936,721)	(3,577,028)
Investments in affiliated issuers (Note 9)	(871,734)	—	—	(39,819)
Securities sold short (Note 2)	3,343,925	298,375	518,207	—
Swap contracts (Note 3)	(2,487,701)	—	(734,059)	—
Written options contracts (Note 3)	640,397	—	328	—
Foreign currency related translations	50,094	374	(1,514)	—

Net realized and unrealized gain (loss) on investments	(35,406,763)	3,300,856	(700,012)	(2,925,328)

Total increase (decrease) in net assets resulting from operations	(36,325,924)	2,996,454	1,223,151	(1,963,362)

20	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

Highland Funds I

	Highland Long/Short Equity Fund

	Six Months Ended December 31, 2018 (unaudited) ($)	Year Ended June 30, 2018 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment loss	(919,161)	(4,657,665)
Net realized gain (loss) on investments, securities sold short, written options, futures contracts and foreign currency transactions	(1,592,593)	36,863,657
Net decrease in unrealized depreciation on investments, securities sold short, written options, futures contracts and foreign currency transactions	(33,814,170)	(1,031,975)

Net increase (decrease) from operations	(36,325,924)	31,174,017

Distributions(1)
Class A	(1,980,312)	(897,492)
Class C	(1,644,015)	(667,393)
Class Z	(21,375,685)	(8,383,528)

Total distributions	(25,000,012)	(9,948,413)

Increase (decrease) in net assets from operations and distributions	(61,325,936)	21,225,604

Share transactions:
Proceeds from sale of shares
Class A	3,475,467	7,926,311
Class C	643,802	2,251,241
Class Z	47,156,292	86,574,355
Value of distributions reinvested
Class A	1,829,535	835,687
Class C	1,363,455	530,096
Class Z	13,251,145	5,636,542
Cost of shares redeemed
Class A	(6,134,009)	(17,774,126)
Class C	(4,340,497)	(9,245,975)
Class Z	(117,460,182)	(133,922,556)

Net decrease from shares transactions	(60,214,992)	(57,188,425)

Total decrease in net assets	(121,540,928)	(35,962,821)

Net Assets
Beginning of period	357,955,582	393,918,403

End of period(2)	236,414,654	357,955,582

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification.
(2)

Includes accumulated net investment loss of $(3,136,168) as of the year ended June 30, 2018. In August 2018, the SEC eliminated the requirement to disclose undistributed net investment income in 2018 (See Note 10).

See accompanying Notes to Financial Statements.	21

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Long/Short Equity Fund

	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018

Class A:
Shares Sold	282,887	649,162
Issued for distribution reinvested	186,307	69,409
Shares Redeemed	(541,899)	(1,464,260)

Net Decrease in fund shares	(72,705)	(745,689)

Class C:
Shares Sold	62,772	196,589
Issued for distribution reinvested	152,341	47,542
Shares Redeemed	(422,036)	(815,532)

Net Decrease in fund shares	(206,923)	(571,401)

Class Z:
Shares Sold	3,755,110	6,762,221
Issued for distribution reinvested	1,284,026	449,127
Shares Redeemed	(9,965,945)	(10,388,753)

Net Decrease in fund shares	(4,926,809)	(3,177,405)

22	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

Highland Funds I

	Highland Long/Short Healthcare Fund

	Six Months Ended December 31, 2018 (unaudited) ($)	Year Ended June 30, 2018 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment loss	(304,402)	(1,458,407)
Net realized gain on investments, securities sold short and written options	10,091,833	8,395,373
Net increase (decrease) in unrealized appreciation (depreciation) on investments, securities sold short, written options, futures contracts and foreign currency transactions	(6,790,977)	565,953

Net increase from operations	2,996,454	7,502,919

Distributions(1)
Class A	—	(113,620)
Class Z	—	(455,274)

Total distributions	—	(568,894)

Increase in net assets from operations and distributions	2,996,454	6,934,025

Share transactions:
Proceeds from sale of shares
Class A	1,872,714	700,095
Class C	491,100	661,941
Class Z	6,414,422	15,545,740
Value of distributions reinvested
Class A	—	104,710
Class Z	—	449,520
Cost of shares redeemed
Class A	(6,682,743)	(17,207,744)
Class C	(3,059,526)	(11,706,522)
Class Z	(10,436,303)	(46,541,902)

Net decrease from shares transactions	(11,400,336)	(57,994,162)

Total decrease in net assets	(8,403,882)	(51,060,137)

Net Assets
Beginning of period	56,550,876	107,611,013

End of period(2)	48,146,994	56,550,876

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification.
(2)

Includes accumulated net investment loss of $(803,187) as of the year ended June 30, 2018. In August 2018, the SEC eliminated the requirement to disclose undistributed net investment income in 2018 (See Note 10).

See accompanying Notes to Financial Statements.	23

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Long/Short Healthcare Fund

	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018

Class A:
Shares Sold	126,468	59,924
Issued for distribution reinvested	—	8,762
Shares Redeemed	(469,682)	(1,456,677)

Net Decrease in fund shares	(343,214)	(1,387,991)

Class C:
Shares Sold	36,697	59,026
Shares Redeemed	(233,015)	(1,053,077)

Net Decrease in fund shares	(196,318)	(994,051)

Class Z:
Shares Sold	440,486	1,260,353
Issued for distribution reinvested	—	36,428
Shares Redeemed	(722,911)	(3,779,363)

Net Decrease in fund shares	(282,425)	(2,482,582)

24	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

Highland Funds I

	Highland Merger Arbitrage

	Six Months Ended December 31, 2018 (unaudited) ($)	Year Ended June 30, 2018 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	1,923,163	(329,883)
Net realized gain on investments, securities sold short, written options, futures contracts and foreign currency transactions	453,747	1,027,850
Net increase (decrease) in unrealized appreciation (depreciation) on investments, securities sold short, written options, futures contracts and foreign currency transactions	(1,153,759)	335,088

Net increase from operations	1,223,151	1,033,055

Distributions(1)
Class A	(121,464)	(121,175)
Class C	(182,213)	(81,503)
Class Z	(4,035,849)	(2,147,401)

Total distributions	(4,339,526)	(2,350,079)

Decrease in net assets from operations and distributions	(3,116,375)	(1,317,024)

Share transactions:
Proceeds from sale of shares
Class A	293,841	325,206
Class C	112,335	866,516
Class Z	1,610,196	10,827,811
Value of distributions reinvested
Class A	77,643	121,174
Class C	169,659	67,622
Class Z	3,997,105	2,143,897
Cost of shares redeemed
Class A	(568,758)	(979,433)
Class C	(401,787)	(641,792)
Class Z	(13,890,556)	(2,990,058)

Net increase (decrease) from shares transactions	(8,600,322)	9,740,943

Total increase (decrease) in net assets	(11,716,697)	8,423,919

Net Assets
Beginning of period	38,470,009	30,046,090

End of period(2)	26,753,312	38,470,009

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification.
(2)

Includes accumulated net investment loss of $(513,494) as of the year ended June 30, 2018. In August 2018, the SEC eliminated the requirement to disclose undistributed net investment income in 2018 (See Note 10).

See accompanying Notes to Financial Statements.	25

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Merger Arbitrage

	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018

Class A:
Shares Sold	13,826	15,115
Issued for distribution reinvested	4,323	5,905
Shares Redeemed	(26,755)	(48,636)

Net Decrease in fund shares	(8,606)	(27,616)

Class C:
Shares Sold	5,373	41,998
Issued for distribution reinvested	9,478	3,312
Shares Redeemed	(20,431)	(32,179)

Net Increase (Decrease) in fund shares	(5,580)	13,131

Class Z:
Shares Sold	77,201	512,098
Issued for distribution reinvested	221,071	104,054
Shares Redeemed	(648,014)	(145,457)

Net Increase (Decrease) in fund shares	(349,742)	470,695

26	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

Highland Funds I

	Highland Opportunistic Credit Fund

	Six Months Ended December 31, 2018 (unaudited) ($)	Year Ended June 30, 2018 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income	961,966	4,731,919
Net realized gain (loss) on investments and foreign currency transactions	691,519	(1,018,149)
Net increase (decrease) in unrealized appreciation (depreciation) on investments, securities sold short, written options, futures contracts and foreign currency transactions	(3,616,847)	2,767,265

Net increase (decrease) from operations	(1,963,362)	6,481,035

Distributions(1)
Class A	(65,915)	(373,116)
Class C	(45,089)	(239,387)
Class Z	(799,812)	(3,837,432)
Return of capital:
Class A	—	(6,671)
Class C	—	(4,280)
Class Z	—	(68,612)

Total distributions	(910,816)	(4,529,498)

Increase (decrease) in net assets from operations and distributions	(2,874,178)	1,951,537

Share transactions:
Proceeds from sale of shares
Class A	500,354	2,055,977
Class C	357,708	1,083,561
Class Z	3,420,410	12,821,291
Value of distributions reinvested
Class A	64,465	346,654
Class C	18,577	90,311
Class Z	779,825	3,640,501
Cost of shares redeemed
Class A	(1,419,297)	(6,293,216)
Class C	(299,942)	(1,432,301)
Class Z	(11,490,423)	(39,026,551)

Net decrease from shares transactions	(8,068,323)	(26,713,773)

Total decrease in net assets	(10,942,501)	(24,762,236)

Net Assets
Beginning of period	59,165,856	83,928,092

End of period(2)	48,223,355	59,165,856

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification.
(2)	Includes distributions in excess of net investment income of $(4,864) as of the year ended June 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

See accompanying Notes to Financial Statements.	27

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Opportunistic Credit Fund

	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018
Class A:
Shares Sold	112,892	485,249
Issued for distribution reinvested	14,887	82,044
Shares Redeemed	(323,988)	(1,497,135)

Net Decrease in fund shares	(196,209)	(929,842)

Class C:
Shares Sold	80,834	256,621
Issued for distribution reinvested	4,282	21,270
Shares Redeemed	(68,582)	(336,427)

Net Increase (Decrease) in fund shares	16,534	(58,536)

Class Z:
Shares Sold	776,810	3,061,821
Issued for distribution reinvested	181,274	866,440
Shares Redeemed	(2,666,956)	(9,290,157)

Net Decrease in fund shares	(1,708,872)	(5,361,896)

28	See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2018 (unaudited)	Highland Long/Short Equity Fund

($)
Cash Flows Provided by Operating Activities:
Net decrease in net assets resulting from operations	(36,325,924)

Adjustments to Reconcile Net Investment Loss to Net Cash Used Provided by Operating Activities:
Purchases of investment securities from unaffiliated issuers	(526,767,980)
Purchases of investment securities from affiliated issuers	(1,087,660)
Proceeds from disposition of investment securities from unaffiliated issues	564,819,088
Proceeds from the sale of short-term portfolio investments, net	11,107,119
Purchases of securities sold short	(510,144,504)
Proceeds of securities sold short	466,741,849
Net proceeds received from on written options contracts	876,324
Net realized loss on Investments from unaffiliated issuers	1,484,055
Net realized loss on securities sold short, written options contracts and foreign currency transactions	1,596,397
Net change in unrealized appreciation (depreciation) on investments, affiliated investments, securities sold short, written options contracts, swap contracts and translation on assets and liabilities denominated in foreign currency	33,814,170
Decrease in restricted cash	78,561,918
Increase in receivable for investments sold	(22,225,558)
Increase in dividends and interest receivable	(43,341)
Increase in foreign tax reclaim receivable	(37,212)
Increase in prepaid expenses and other assets	(24,983)
Change in swap premium	37,216
Increase due to broker	8,971,931
Decrease in payable upon receipt of securities on loan	(649,593)
Increase in payable for investments purchased	5,486,497
Decrease in payable for swap payments	(44,258)
Increase in payables to related parties	171,102
Decrease in payable for distribution and shareholder service fees	(4,822)
Increase in payable to transfer agent fees	93,372
Decrease in accrued dividends on short sales	(128,973)
Decrease in payable for commitment fees	(266)
Decrease in accrued expenses and other liabilities	(179,646)

Net cash flow provided by operating activities	76,096,316

Cash Flows Used In Financing Activities:
Distributions paid in cash	(8,555,877)
Payments of shares redeemed	(119,238,955)
Proceeds from shares sold	49,487,162

Net cash flow used in financing activities	(78,307,670)

Effect of exchange rate changes on cash	(125,044)

Net Decrease in Cash	(2,336,398)

Cash and Foreign Currency/Due to Custodian:
Beginning of period	1,116,388

End of period	(1,220,010)

Supplemental disclosure of cash flow information:
Reinvestment of distributions	16,444,135

Cash paid during the period for interest expense and commitment fees	502,516

See accompanying Notes to Financial Statements.	29

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2018 (unaudited)	Highland Merger Arbitrage Fund

($)
Cash Flows Provided by Operating Activities:
Net increase in net assets resulting from operations	1,223,151

Adjustments to Reconcile Net Investment Loss to Net Cash Used Provided by Operating Activities:
Purchases of investment securities from unaffiliated issuers	(164,260,053)
Proceeds from disposition of investment securities from unaffiliated issues	213,303,295
Purchases of short-term portfolio investments, net	(2,530,035)
Purchases of securities sold short	(107,126,641)
Proceeds of securities sold short	77,994,499
Net proceeds received from on written options contracts	(19,203)
Net realized gain on Investments from unaffiliated issuers	(1,302,093)
Net realized loss on securities sold short, written options contracts and foreign currency transactions	488,950
Net change in unrealized appreciation (depreciation) on investments, affiliated investments, securities sold short, written options contracts, swap contracts and translation on assets and liabilities denominated in foreign currency	1,153,759
Increase in restricted cash	(4,578,811)
Increase in receivable for investments sold	(2,232,231)
Decrease in dividends and interest receivable	214,711
Increase due from broker	(157,356)
Increase in foreign tax reclaim receivable	(45,998)
Decrease in prepaid expenses and other assets	12,329
Change in swap premium	24,772
Increase in payable for investments purchased	1,599,028
Decrease in payable for swap payments	(275,372)
Increase in payables to related parties	103,837
Decrease in payable for distribution and shareholder service fees	(192)
Decrease in payable to transfer agent fees	(1,256)
Decrease in accrued dividends on short sales	(107,172)
Decrease in accrued expenses and other liabilities	(150,728)

Net cash flow provided by operating activities	13,329,190

Cash Flows Used In Financing Activities:
Distributions paid in cash	(95,119)
Payments of shares redeemed	(14,653,363)
Proceeds from shares sold	1,854,540

Net cash flow used in financing activities	(12,893,942)

Effect of exchange rate changes on cash	(44,704)

Net Increase in Cash	390,544

Cash and Foreign Currency/Due to Custodian:
Beginning of period	(423,603)

End of period	(33,059)

Supplemental disclosure of cash flow information:
Reinvestment of distributions	4,244,407

Cash paid during the period for interest expense and commitment fees	—

30	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Long/Short Equity Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2018 (unaudited)		For the Years Ended June 30,
			2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$12.38		$11.80	$10.95	$11.98	$12.18	$11.37

Income from Investment Operations:

Net investment loss(a)	(0.05)		(0.18)	(0.18)	(0.18)	(0.20)	(0.21)

Redemption fees added to paid-in capital	—		—	—	—	—	— (b)

Net realized and unrealized gain (loss)	(1.29)		1.09	1.03	(0.40)	0.48	1.97

Total from Investment Operations	(1.34)		0.91	0.85	(0.58)	0.28	1.76

Less Distributions Declared to shareholders:

From net realized gains	(1.03)		(0.33)	—	(0.45)	(0.48)	(0.95)

Total distributions declared to shareholders	(1.03)		(0.33)	—	(0.45)	(0.48)	(0.95)

Net Asset Value, End of period(c)	$10.01		$12.38	$11.80	$10.95	$11.98	$12.18

Total Return(c)(d)	(10.64	)%(g)	7.77%	7.76%	(4.99)%	2.45%	15.60%

Ratios to Average Net Assets/Supplemental Data:(e)(f)

Net Assets, End of Period (000’s)	$19,097		$24,514	$32,163	$40,219	$76,813	$195,612

Gross operating expenses(h)	4.24%		4.06%	3.89%	3.62%	3.58%	3.75%

Net investment loss	(0.78)%		(1.43)%	(1.64)%	(1.56)%	(1.63)%	(1.69)%

Portfolio turnover rate	167	%(g)	247%	404%	457%	414%	349%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end

(d)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Not annualized.
(h)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2018 (unaudited)	For the Years Ended June 30,
		2018	2017	2016	2015	2014

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.99%	2.81%	2.64%	2.37%	2.33%	2.50%

Interest expense and commitment fees	0.30%	0.30%	0.01%	0.02%	0.07%	—%

Dividends and fees on securities sold short	0.85%	0.71%	0.80%	0.57%	0.49%	0.56%

See accompanying Notes to Financial Statements.	31

FINANCIAL HIGHLIGHTS

Highland Long/Short Equity Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2018 (unaudited)		For the Years Ended June 30,
			2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$11.43		$10.98	$10.25	$11.32	$11.62	$10.95

Income from Investment Operations:

Net investment loss(a)	(0.09)		(0.24)	(0.24)	(0.23)	(0.26)	(0.27)

Redemption fees added to paid-in capital	—		—	—	—	—	— (b)

Net realized and unrealized gain (loss)	(1.18)		1.02	0.97	(0.39)	0.44	1.89

Total from Investment Operations	(1.27)		0.78	0.73	(0.62)	0.18	1.62

Less Distributions Declared to shareholders:

From net realized gains	(1.03)		(0.33)	—	(0.45)	(0.48)	(0.95)

Total distributions declared to shareholders	(1.03)		(0.33)	—	(0.45)	(0.48)	(0.95)

Net Asset Value, End of period(c)	$9.13		$11.43	$10.98	$10.25	$11.32	$11.62

Total Return(c)(d)	(10.83	)%(g)	7.16%	7.12%	(5.65)%	1.69%	14.89%

Ratios to Average Net Assets/Supplemental Data:(e)(f)

Net Assets, End of Period (000’s)	$14,721		$20,796	$26,263	$50,006	$55,639	$55,795

Gross operating expenses(h)	4.89%		4.71%	4.51%	4.27%	4.28%	4.39%

Net investment loss	(1.47)%		(2.10)%	(2.31)%	(2.20)%	(2.27)%	(2.35)%

Portfolio turnover rate	167	%(g)	247%	404%	457%	414%	349%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end

(d)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Not annualized.
(h)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2018 (unaudited)	For the Years Ended June 30,
		2018	2017	2016	2015	2014

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	3.64%	3.46%	3.26%	3.02%	3.03%	3.14%

Interest expense and commitment fees	0.30%	0.30%	0.01%	0.01%	0.07%	—%

Dividends and fees on securities sold short	0.85%	0.72%	0.77%	0.57%	0.54%	0.56%

32	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Long/Short Equity Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2018 (unaudited)		For the Years Ended June 30,
			2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$12.94		$12.27	$11.34	$12.35	$12.51	$11.61

Income from Investment Operations:

Net investment loss(a)	(0.03)		(0.14)	(0.15)	(0.14)	(0.16)	(0.17)

Redemption fees added to paid-in capital	—		—	—	—	—	— (b)

Net realized and unrealized gain (loss)	(1.35)		1.14	1.08	(0.42)	0.48	2.02

Total from Investment Operations	(1.38)		1.00	0.93	(0.56)	0.32	1.85

Less Distributions Declared to shareholders:

From net realized gains	(1.03)		(0.33)	—	(0.45)	(0.48)	(0.95)

Total distributions declared to shareholders	(1.03)		(0.33)	—	(0.45)	(0.48)	(0.95)

Net Asset Value, End of period(c)	$10.53		$12.94	$12.27	$11.34	$12.35	$12.51

Total Return(c)(d)	(10.41	)%(g)	8.22%	8.20%	(4.67)%	2.71%	16.07%

Ratios to Average Net Assets/Supplemental Data:(e)(f)

Net Assets, End of Period (000’s)	$202,597		$312,646	$335,493	$570,998	$724,250	$766,646

Gross operating expenses(h)	3.91%		3.71%	3.51%	3.27%	3.28%	3.39%

Net investment loss	(0.47)%		(1.12)%	(1.31)%	(1.20)%	(1.27)%	(1.34)%

Portfolio turnover rate	167	%(g)	247%	404%	457%	414%	349%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end

(d)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Not annualized.
(h)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2018 (unaudited)	For the Years Ended June 30,
		2018	2017	2016	2015	2014

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.66%	2.46%	2.26%	2.02%	2.03%	2.14%

Interest expense and commitment fees	0.30%	0.30%	0.01%	0.01%	0.07%	—%

Dividends and fees on securities sold short	0.85%	0.72%	0.77%	0.57%	0.54%	0.56%

See accompanying Notes to Financial Statements.	33

FINANCIAL HIGHLIGHTS

Highland Long/Short Healthcare Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2018 (unaudited)		For the Years Ended June 30,
			2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$12.96		$11.61	$11.50	$16.22	$15.07	$11.03

Income from Investment Operations:

Net investment loss(a)	(0.08)		(0.21)	(0.21)	(0.28)	(0.32)	(0.27)

Redemption fees added to paid-in capital	—		—	—	—	—	—	(a)(b)

Net realized and unrealized gain (loss)(a)	0.71		1.62	0.32	(3.86)	2.15	4.31

Total from Investment Operations	0.63		1.41	0.11	(4.14)	1.83	4.04

Less Distributions Declared to shareholders:

From net investment income	—		(0.06)	—	—	—	—

From net realized gains	—		—	—	(0.58)	(0.68)	—

Total distributions declared to shareholders	—		(0.06)	—	(0.58)	(0.68)	—

Net Asset Value, End of period(c)	$13.59		$12.96	$11.61	$11.50	$16.22	$15.07

Total Return(c)(d)	4.78	%(g)	12.23%	0.96%	(26.03)%	12.71%	36.63%

Ratios to Average Net Assets/Supplemental Data:(e)(f)

Net Assets, End of Period (000’s)	$12,710		$16,573	$30,967	$83,952	$179,486	$153,358

Gross operating expenses(h)	2.16%		2.62%	2.72%	2.70%	2.55%	2.55%

Net investment loss	(1.17)%		(1.79)%	(1.82)%	(2.01)%	(2.09)%	(1.82)%

Portfolio turnover rate	94	%(g)	489%	964%	901%	409%	538%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end

(d)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Not annualized.
(h)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2018 (unaudited)		For the Years Ended June 30,
			2018	2017	2016	2015	2014

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.16%		2.62%	2.72%	2.70%	2.55%	2.55%

Interest expense and commitment fees	—	%(i)	0.32%	0.01%	—%	—%	—%

Dividends and fees on securities sold short	0.06%		0.19%	0.70%	0.85%	0.77%	0.77%

(i)	Represents less than 0.005%.

34	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Long/Short Healthcare Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2018 (unaudited)		For the Years Ended June 30,
			2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$12.19		$10.94	$10.90	$15.48	$14.50	$10.68

Income from Investment Operations:

Net investment loss(a)	(0.12)		(0.27)	(0.27)	(0.34)	(0.42)	(0.35)

Redemption fees added to paid-in capital	—		—	—	—	—	—	(a)(b)

Net realized and unrealized gain (loss)(a)	0.67		1.52	0.31	(3.66)	2.08	4.17

Total from Investment Operations	0.55		1.25	0.04	(4.00)	1.66	3.82

Less Distributions Declared to shareholders:

From net realized gains	—		—	—	(0.58)	(0.68)	—

Total distributions declared to shareholders	—		—	—	(0.58)	(0.68)	—

Net Asset Value, End of period(c)	$12.74		$12.19	$10.94	$10.90	$15.48	$14.50

Total Return(c)(d)	4.43	%(g)	11.43%	0.37%	(26.37)%	12.02%	35.77%

Ratios to Average Net Assets/Supplemental Data:(e)(f)

Net Assets, End of Period (000’s)	$11,397		$13,300	$22,805	$55,381	$83,971	$47,964

Gross operating expenses(h)	2.81%		3.28%	3.37%	3.38%	3.29%	3.25%

Net investment loss	(1.77)%		(2.45)%	(2.47)%	(2.66)%	(2.81)%	(2.51)%

Portfolio turnover rate	94	%(g)	489%	964%	901%	409%	538%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end

(d)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Not annualized.
(h)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2018 (unaudited)		For the Years Ended June 30,
			2018	2017	2016	2015	2014

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.81%		3.28%	3.37%	3.38%	3.29%	3.25%

Interest expense and commitment fees	—	%(i)	0.32%	0.01%	—%	0.01%	—%

Dividends and fees on securities sold short	0.06%		0.20%	0.70%	0.87%	0.84%	0.79%

(i)	Represents less than 0.005%.

See accompanying Notes to Financial Statements.	35

FINANCIAL HIGHLIGHTS

Highland Long/Short Healthcare Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2018 (unaudited)		For the Years Ended June 30,
			2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$13.41		$12.04	$11.87	$16.66	$15.40	$11.23

Income from Investment Operations:

Net investment loss(a)	(0.06)		(0.19)	(0.18)	(0.23)	(0.30)	(0.22)

Redemption fees added to paid-in capital	—		—	—	—	—	—	(a)(b)

Net realized and unrealized gain (loss)(a)	0.73		1.69	0.35	(3.98)	2.24	4.39

Total from Investment Operations	0.67		1.50	0.17	(4.21)	1.94	4.17

Less Distributions Declared to shareholders:

From net investment income	—		(0.13)	—	—	—	—

From net realized gains	—		—	—	(0.58)	(0.68)	—

Total distributions declared to shareholders	—		(0.13)	—	(0.58)	(0.68)	—

Net Asset Value, End of period(c)	$14.08		$13.41	$12.04	$11.87	$16.66	$15.40

Total Return(c)(d)	4.92	%(g)	12.58%	1.43%	(25.75)%	13.16%	37.13%

Ratios to Average Net Assets/Supplemental Data:(e)(f)

Net Assets, End of Period (000’s)	$24,040		$26,677	$53,839	$158,854	$454,021	$112,879

Gross operating expenses(h)	1.81%		2.34%	2.38%	2.32%	2.41%	2.26%

Net investment loss	(0.76)%		(1.52)%	(1.49)%	(1.62)%	(1.90)%	(1.51)%

Portfolio turnover rate	94	%(g)	489%	964%	901%	409%	538%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end

(d)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Not annualized.
(h)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2018 (unaudited)		For the Years Ended June 30,
			2018	2017	2016	2015	2014

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.81%		2.34%	2.38%	2.32%	2.41%	2.26%

Interest expense and commitment fees	—	%(i)	0.32%	0.01%	—%	0.01%	—%

Dividends and fees on securities sold short	0.06%		0.26%	0.70%	0.82%	0.96%	0.80%

(i)	Represents less than 0.005%.

36	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Merger Arbitrage Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2018 (unaudited)		For the Year Ended June 30, 2018(a)	For the Six Months Ended June 30, 2017		For the Period Ended December 31 2016(b)

Net Asset Value, Beginning of Period	$20.75		$21.65	$20.53		$20.00

Income from Investment Operations:

Net investment income (loss)(c)	1.05		(0.20)	0.24		(0.22)

Net realized and unrealized gain (loss)	(0.41)		0.70	0.88		0.75

Total from Investment Operations	0.64		0.50	1.12		0.53

Less Distributions Declared to shareholders:

From net investment income	(2.64)		(1.07)	—		—

From net realized gains	(0.71)		(0.33)	—		— (d)

Total distributions declared to shareholders	(3.35)		(1.40)	—		— (d)

Net Asset Value, End of period(e)	$18.04		$20.75	$21.65		$20.53

Total Return(e)(f)	3.15	%(i)	2.53%	5.46%		2.66%

Ratios to Average Net Assets/Supplemental Data:(g)(h)

Net Assets, End of Period (000’s)	$730		$1,019	$1,661		$121

Gross operating expenses(j)	5.33%		4.77%	6.40%		7.16%

Net investment income (loss)	9.96%		(0.98)%	2.30%		(3.00)%

Portfolio turnover rate	323	%(i)	401%	233	%(i)	718%

(a)	For the year ended December 31, 2017, the Highland Merger Arbitrage Fund had a fiscal year end change from December 31 to June 30.
(b)	Class commenced operations on August 19, 2016.
(c)	Per share data was calculated using average shares outstanding during the period.
(d)	Represents less than $0.005 per share.
(e)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end

(f)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(g)	All ratios for the period have been annualized, unless otherwise indicated.
(h)	Includes dividends and fees on securities sold short.
(i)	Not annualized.
(j)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018(a)	For the Six Months Ended June 30, 2017	For the Period Ended December 31 2016(b)

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	5.09%	3.97%	5.05%	4.62%

Interest expense and commitment fees	—%	0.65%	—%	1.60%

Dividends and fees on securities sold short	3.29%	1.38%	3.19%	1.14%

See accompanying Notes to Financial Statements.	37

FINANCIAL HIGHLIGHTS

Highland Merger Arbitrage Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2018 (unaudited)		For the Year Ended June 30, 2018(a)	For the Six Months Ended June 30, 2017		For the Period Ended December 31 2016(b)

Net Asset Value, Beginning of Period	$20.65		$21.52	$20.48		$20.00

Income from Investment Operations:

Net investment income (loss)(c)	0.96		(0.39)	0.05		(0.28)

Net realized and unrealized gain (loss)	(0.40)		0.77	0.99		0.76

Total from Investment Operations	0.56		0.38	1.04		0.48

Less Distributions Declared to shareholders:

From net investment income	(2.53)		(0.92)	—		—

From net realized gains	(0.71)		(0.33)	—		— (d)

Total distributions declared to shareholders	(3.24)		(1.25)	—		— (d)

Net Asset Value, End of period(e)	$17.97		$20.65	$21.52		$20.48

Total Return(e)(f)	2.77	%(i)	1.95%	5.08%		2.41%

Ratios to Average Net Assets/Supplemental Data:(g)(h)

Net Assets, End of Period (000’s)	$1,049		$1,321	$1,094		$96

Gross operating expenses(j)	5.88%		5.51%	7.28%		8.15%

Net investment income (loss)	9.15%		(1.88)%	0.47%		(3.93)%

Portfolio turnover rate	323	%(i)	401%	233	%(i)	718%

(a)	For the year ended December 31, 2017, the Highland Merger Arbitrage Fund had a fiscal year end change from December 31 to June 30.
(b)	Class commenced operations on August 19, 2016.
(c)	Per share data was calculated using average shares outstanding during the period.
(d)	Represents less than $0.005 per share.
(e)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end

(f)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(g)	All ratios for the period have been annualized, unless otherwise indicated.
(h)	Includes dividends and fees on securities sold short.
(i)	Not annualized.
(j)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018(a)	For the Six Months Ended June 30, 2017	For the Period Ended December 31 2016(b)

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	5.65%	4.72%	5.95%	5.62%

Interest expense and commitment fees	—%	0.65%	—%	1.39%

Dividends and fees on securities sold short	3.29%	1.53%	3.47%	1.69%

38	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Merger Arbitrage Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2018 (unaudited)		For the Year Ended June 30, 2018(a)	For the Six Months Ended June 30, 2017		For the Period Ended December 31 2016(b)

Net Asset Value, Beginning of Period	$20.95		$21.76	$20.60		$20.05

Income from Investment Operations:

Net investment income (loss)(c)	1.11		(0.18)	0.19		(0.12)

Net realized and unrealized gain (loss)	(0.44)		0.77	0.97		0.67

Total from Investment Operations	0.67		0.59	1.16		0.55

Less Distributions Declared to shareholders:

From net investment income	(2.75)		(1.07)	—		—

From net realized gains	(0.71)		(0.33)	—		— (d)

Total distributions declared to shareholders	(3.46)		(1.40)	—		— (d)

Net Asset Value, End of period(e)	$18.16		$20.95	$21.76		$20.60

Total Return(e)(f)	3.28	%(i)	2.93%	5.63%		2.76%

Ratios to Average Net Assets/Supplemental Data:(g)(h)

Net Assets, End of Period (000’s)	$24,974		$36,130	$27,291		$22,393

Gross operating expenses(j)	5.04%		4.59%	6.11%		6.04%

Net investment income (loss)	10.40%		(0.88)%	1.84%		(1.68)%

Portfolio turnover rate	323	%(i)	401%	233	%(i)	718%

(a)	For the year ended December 31, 2017, the Highland Merger Arbitrage Fund had a fiscal year end change from December 31 to June 30.
(b)	Class commenced operations on August 19, 2016.
(c)	Per share data was calculated using average shares outstanding during the period.
(d)	Represents less than $0.005 per share.
(e)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end

(f)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(g)	All ratios for the period have been annualized, unless otherwise indicated.
(h)	Includes dividends and fees on securities sold short.
(i)	Not annualized.
(j)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018(a)	For the Six Months Ended June 30, 2017	For the Period Ended December 31 2016(b)

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	4.80%	3.80%	4.75%	3.50%

Interest expense and commitment fees	—%	0.65%	—%	0.84%

Dividends and fees on securities sold short	3.29%	1.63%	3.22%	1.14%

See accompanying Notes to Financial Statements.	39

FINANCIAL HIGHLIGHTS

Highland Opportunistic Credit Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2018 (unaudited)		For the Years Ended June 30,
			2018	2017	2016	2015*

Net Asset Value, Beginning of Period	$4.36		$4.22	$3.73	$5.30	$6.22

Income from Investment Operations:

Net investment income(a)	0.07		0.30	0.38	0.53	0.24

Net realized and unrealized gain (loss)	(0.23)		0.11	0.48	(1.59)	(0.93)

Total from Investment Operations	(0.16)		0.41	0.86	(1.06)	(0.69)

Less Distributions Declared to shareholders:

From net investment income	(0.07)		(0.27)	(0.37)	(0.51)	(0.23)

From return of capital	—		0.00 (g)	—	—	—

Total distributions declared to shareholders	(0.07)		(0.27)	(0.37)	(0.51)	(0.23)

Net Asset Value, End of period(b)	$4.13		$4.36	$4.22	$3.73	$5.30

Total Return(b)(c)	(3.65	)%(d)	10.21%	23.79%	(19.68)%	(11.14	)%(d)

Ratios to Average Net Assets/Supplemental Data:(e)

Net Assets, End of Period (000’s)	$3,689		$4,754	$8,527	$5,149	$7,730

Gross operating expenses(f)	2.26%		1.74%	1.94%	2.14%	2.30%

Net investment income	3.17%		7.01%	9.15%	13.06%	4.43%

Portfolio turnover rate	2	%(d)	42%	113%	83%	41	%(d)

*	Effective July 1, 2014, the Highland Opportunistic Credit Fund changed its fiscal year end from December 31 to June 30. Class A shares commenced operations on July 1, 2014.
(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2018 (unaudited)	For the Years Ended June 30,
		2018	2017		2016	2015*

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.25%	1.25%	1.44%		1.53%	1.27%

Interest expense and commitment fees	—%	—%	—	%(h)	0.23%	—%

Dividends and fees on securities sold short	—%	—%	0.06%		—%	—%

(g)	Represents less than $0.005 per share.
(h)	Represents less than 0.005%.

40	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Opportunistic Credit Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2018 (unaudited)		For the Years Ended June 30,
			2018	2017	2016	2015*

Net Asset Value, Beginning of Period	$4.38		$4.24	$3.75	$5.30	$6.22

Income from Investment Operations:

Net investment income(a)	0.06		0.27	0.30	0.50	0.21

Net realized and unrealized gain (loss)	(0.24)		0.12	0.54	(1.58)	(0.93)

Total from Investment Operations	(0.18)		0.39	0.84	(1.08)	(0.72)

Less Distributions Declared to shareholders:

From net investment income	(0.05)		(0.25)	(0.35)	(0.47)	(0.20)

From return of capital	—		0.00 (g)	—	—	—

Total distributions declared to shareholders	(0.05)		(0.25)	(0.35)	(0.47)	(0.20)

Net Asset Value, End of period(b)	$4.15		$4.38	$4.24	$3.75	$5.30

Total Return(b)(c)	(3.92	)%(d)	9.65%	23.14%	(20.16)%	(11.61	)%(d)

Ratios to Average Net Assets/Supplemental Data:(e)

Net Assets, End of Period (000’s)	$3,439		$3,562	$3,695	$344	$160

Gross operating expenses(f)	2.81%		2.24%	2.41%	2.64%	2.80%

Net investment income	2.72%		6.35%	6.99%	12.85%	3.88%

Portfolio turnover rate	2	%(d)	42%	113%	83%	41	%(d)

*	Effective July 1, 2014, the Highland Opportunistic Credit Fund changed its fiscal year end from December 31 to June 30. Class C shares commenced operations on July 1, 2014.
(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2018 (unaudited)	For the Years Ended June 30,
		2018	2017		2016	2015*

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.75%	1.76%	1.91%		2.03%	1.77%

Interest expense and commitment fees	—%	—%	—	%(h)	0.23%	—%

Dividends and fees on securities sold short	—%	—%	0.06%		—%	—%

(g)	Represents less than $0.005 per share.
(h)	Represents less than 0.005%.

See accompanying Notes to Financial Statements.	41

FINANCIAL HIGHLIGHTS

Highland Opportunistic Credit Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2018 (unaudited)		For the Years Ended June 30,				For the Six Months Ended June 30, 2014**		For the Year Ended December 31, 2013**
			2018	2017	2016	2015*

Net Asset Value, Beginning of Period	$4.34		$4.20	$3.71	$5.30	$6.21	$6.04		$4.49

Income from Investment Operations:

Net investment income	0.08	(a)	0.30 (a)	0.38 (a)	0.54 (a)	0.26 (a)	(0.05)		0.05

Net realized and unrealized gain (loss)	(0.25)		0.13	0.49	(1.59)	(0.92)	0.22		1.50

Total from Investment Operations	(0.17)		0.43	0.87	(1.05)	(0.66)	0.17		1.55

Less Distributions Declared to shareholders:

From net investment income	(0.07)		(0.28)	(0.38)	(0.54)	(0.25)	—		—

From return of capital	—		(0.01)	—	—	—	—		—

Total distributions declared to shareholders	(0.07)		(0.29)	(0.38)	(0.54)	(0.25)	—		—

Net Asset Value, End of period(b)	$4.10		$4.34	$4.20	$3.71	$5.30	$6.21		$6.04

Total Return(b)(c)	(3.49)%		10.62%	24.31%	(19.43)%	(10.63)%	2.81	%(d)	34.52%

Ratios to Average Net Assets/Supplemental Data:(e)

Net Assets, End of Period (000’s)	$41,096		$50,850	$71,706	$53,977	$78,893	$2,721		$816

Gross operating expenses(f)	1.91%		1.39%	1.63%	1.79%	1.95%	4.23	%(f)	8.52	%(f)

Net investment income	3.53%		7.22%	9.28%	13.35%	4.80%	(1.53)%		0.93%

Portfolio turnover rate	2	%(d)	42%	113%	83%	41%	—%		—%

*	Effective July 1, 2014, the Highland Opportunistic Credit Fund changed its fiscal year end from December 31 to June 30.
**	Historical data shown is that of the Highland Special Situations Fund, which reorganized into the Highland Opportunistic Credit Fund on July 1, 2014.
(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2018 (unaudited)	For the Years Ended June 30,					For the Six Months Ended June 30, 2014**	For the Year Ended December 31, 2013**
		2018	2017		2016	2015*

Net operating expenses (net of waiver/ reimbursement, if applicable, but gross of all other operating expenses)	0.90%	0.91%	1.13%		1.18%	0.91%	4.23%	8.52%

Interest expense and commitment fees	—%	—%	—	%(g)	0.23%	—%	—%	—%

Dividends and fees on securities sold short	—%	—%	0.06%		—%	—%	—%	—%

(g)	Represents less than 0.005%.

42	See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

December 31, 2018	Highland Funds I

Note 1. Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with five portfolios that were offered as of December 31, 2018, each of which is non-diversified. This report includes information for the six months ended December 31, 2018 for Highland Long/Short Equity Fund (the “Long/Short Equity Fund”), Highland Long/Short Healthcare Fund (the “Long/Short Healthcare Fund”), Highland Merger Arbitrage Fund (the “Merger Arbitrage Fund”), and Highland Opportunistic Credit Fund (the “Opportunistic Credit Fund”) (each a “Fund” and, collectively, the “Funds”). Highland/ iBoxx Senior Loan ETF is reported separately.

On September 6, 2017, the Board of Trustees approved an agreement and plan of reorganization pursuant to which Highland Floating Rate Opportunities Fund, a previous series in the Trust, would re-domicile into the sole series of a newly-formed Massachusetts business trust, Highland Floating Rate Opportunities Fund II. The re-domiciling was effective on September 25, 2017.

Fund Shares

Each Fund is authorized to issue an unlimited number of transferable shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). Each Fund currently offers the following three share classes to investors, Class A, Class C, and Class Z Shares. Class A Shares are sold with a front-end sales charge. Class A and Class C Shares may be subject to a contingent deferred sales charge. Class Z Shares are sold only to certain eligible investors. Certain share classes have their own sales charge and bear class specific expenses, which include distribution fees and service fees.

Class A Shares are sold with a front-end sales charge. Maximum sales load imposed on purchases of Class A Shares (as a percentage of offering price) is as follows:

Fund	%
Long/Short Equity Fund	5.50
Long/Short Healthcare Fund	5.50
Merger Arbitrage Fund	5.50
Opportunistic Credit Fund	3.50

There is no front-end sales charge imposed on individual purchases of Class A Shares of $500,000 or more. The front-end sales charge is also waived in other instances as described in the Funds’ prospectus. Purchases of $500,000 or more of Class A Shares at net asset value (“NAV”) pursuant to a sales charge waiver are subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase. Class C shares may be subject to a CDSC. The maximum CDSC imposed on redemptions of Class C Shares for all Funds is 1.00% within the first year of purchase and 0.00% thereafter.

No front-end or CDSCs are assessed by the Trust with respect to Class Z Shares of all Funds.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The Funds are investment companies that apply the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Determination of Class Net Asset Values

Each Fund’s income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among each Fund’s respective share classes based upon the relative net assets of each share class. Expenses of the Trust, other than those incurred by a specific Fund are allocated pro rata among the Funds and their share classes. Certain class specific expenses (such as distribution and shareholder service fees) are allocated to the class that incurs such expense.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently

Semi-Annual Report	43

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2018	Highland Funds I

quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability to provide appropriate pricing services which have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”), will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —

Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —

Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of December 31, 2018, the Funds’ investments consisted of senior loans, asset-backed securities, corporate bonds and notes, foreign bonds, sovereign bonds, claims, common stocks, preferred stocks, exchange-traded funds, other registered investment companies, cash equivalents, master limited partnerships, rights, warrants, securities sold short, futures, equity swaps, collateralized loan obligations and

44	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2018	Highland Funds I

options. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, other registered investment companies, master limited partnerships, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of December 31, 2018 is as follows:

	Total value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Equity Fund
Assets
Common Stocks(1)	$226,395,706	$226,395,706	$—	$—
Registered Investment Companies	11,185,194	11,185,194	—	—
Purchased Put Options	721,500	721,500	—	—

Total Assets	238,302,400	238,302,400	—	—

Liabilities
Securities Sold Short
Exchange-Traded Funds	(21,412,080)	(21,412,080)	—	—
Common Stocks(1)	(69,302,755)	(69,302,755)	—	—
Other Financial Instruments
Written Call Options	(721,500)	(721,500)	—	—

Total Liabilities	(91,436,335)	(91,436,335)	—	—

Total	$146,866,065	$146,866,065	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

Semi-Annual Report	45

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2018	Highland Funds I

	Total value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs
Long/Short Healthcare Fund
Assets
Common Stocks
Healthcare
Biotechnology	$13,465,218	$13,465,218	$—		$—
Healthcare Equipment	856,808	856,808	—		—
Healthcare Facilities	514,200	514,200	—		—
Healthcare Services	3,373,700	3,373,700	—		—
Healthcare Technology	660,745	660,745	—		—
Life Sciences Tools & Services	3,120,320	3,120,320	—		—
Managed Healthcare	859,440	859,440	—		—
Pharmaceuticals	9,220,552	9,206,044	—		14,508
Preferred Stock(1)	2,440,867	—	—		2,440,867
Purchased Call Options	1,549,375	1,549,375	—		—
Registered Investment Companies	100,000	100,000	—		—
Warrants(1)	60,245	—	60,245	(2)	—
Rights(1)	992	992	—		—
Cash Equivalents	13,521,969	13,521,969	—		—

Total Assets	49,744,431	47,228,811	60,245		2,455,375

Liabilities
Securities Sold Short
Common Stocks(1)	(3,625,188)	(3,625,188)	—		—

Total Liabilities	(3,625,188)	(3,625,188)	—		—

Total	$46,119,243	$43,603,623	$60,245		$2,455,375

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

	Total value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Merger Arbitrage Fund
Assets
Common Stocks(1)	$14,608,616	$14,608,616	$—	$—
Master Limited Partnerships (1)	6,366,800	6,366,800	—	—
Other Financial Instruments
Swap Contracts Outstanding	16,810	—	16,810	—

Total Assets	20,992,226	20,975,416	16,810	—

Liabilities
Securities Sold Short
Common Stocks(1)	(7,599,946)	(7,599,946)	—	—
Master Limited Partnership (1)	(676,612)	(676,612)	—	—
Other Financial Instruments

Total Liabilities	(8,276,558)	(8,276,558)	—	—

Total	$12,715,668	$12,698,858	$16,810	$—

(1)	See Investment Portfolio detail for industry breakout.

46	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2018	Highland Funds I

	Total value at December 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Opportunistic Credit Fund
Assets
U.S. Senior Loans
Communication Services	$913,695	$—	$—	$913,695
Energy	3,301,256	—	3,301,256	—
Financial	1,918,434	—	1,918,434	—
Healthcare	682,768	—	682,768	—
Housing	927,342	—	927,342	—
Information Technology	548,881	—	548,881	—
Manufacturing	636,967	—	636,967	—
Media/Telecommunications	1,690,975	—	1,690,975	—
Oil & Gas	812,617	—	812,617	—
Retail	3,970,299	—	3,970,299	—
Service	1,584,170	—	1,584,170	—
Transportation	606,075	—	606,075	—
Utilities	1,628,207	—	1,628,207	—
Common Stocks
Communication Services	1,417,167	—	—	1,417,167
Energy	83	83	—	—
Financials	1,173	1,173	—	—
Information Technology	906,025	906,025	—	—
Materials	4,613,308	3,322,998	—	1,290,310
Media	853,174	520,137	—	333,037
Utilities	3,290,941	3,290,941	—	—	(2)
Collateralized Loan Obligations	2,151,354	—	2,151,354	—
Corporate Bonds & Notes
Energy	227,058	—	58,905	168,153
Healthcare	769,500	—	769,500	—
Information Technology	—	—	—	—	(2)
Utilities	86,120	—	86,120	—
Preferred Stocks(1)	1,010,000	—	1,010,000	—
Registered Investment Companies	753,227	753,227	—	—
Rights	187,421	—	187,421	—
Warrants
Financial	6	—	6	—
Information Technology	28,291	—	28,291	—
Foreign Corporate Bonds & Notes(1)	—	—	—	—	(2)
Cash Equivalents	12,455,304	—	12,455,304	—

Total	$47,971,838	$8,794,584	$35,054,892	$4,122,362

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

Semi-Annual Report	47

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2018	Highland Funds I

The tables below set forth a summary of changes in the Long/Short Healthcare Fund, and the Opportunistic Credit Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the six months ended December 31, 2018. The Long/Short Equity Fund and Merger Arbitrage Fund had no Level 3 assets as of December 31, 2018.

	Balance as of June 30, 2018	Transfers into Level 3	Transfers out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gain/ (Losses)	Net Purchases	Net (Sales)	Balance as of December 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Held at December 31, 2018
Highland Long/Short Healthcare Fund
Common Stocks
Pharmaceuticals	$—	$14,508	$—	$—	$—	$—	$—	$—	$14,508	$—
Preferred Stock
Information Technology	3,195,649	—	—	—	—	(754,782)	—	—	2,440,867	(745,782)
Warrants
Biotechnology	736,088	—	(736,088)	—	—	—	—	—	—	—
Pharmaceuticals	248,786	—	(43,086)	—	(205,700)	—	—	—	—	—

Total	$4,180,523	$14,508	$(779,174)	$—	$(205,700)	$(754,782)	$—	$—	$2,455,375	$(745,782)

	Balance as of June 30, 2018	Net Transfers into Level 3	Net Transfers out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net (Sales)	Balance as of December 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Held at December 31, 2018
Highland Opportunistic Credit Fund
U.S. Senior Loans
Communication Services	$862,883	$—	$—	$(27)	$—	$807	$50,032	$—	$913,695	$807
Common Stocks
Communication Services	1,330,620	—	—	—	—	86,547	—	—	1,417,167	86,547
Materials	2,237,436	—	—	—	—	(947,126)	—	—	1,290,310	(947,126)
Media	372,856	—	—	—	—	(39,819)	—	—	333,037	(39,819)
Utilities	26,975	—	—	—	—	7,807	—	(34,782)	—	7,807
Corporate Bonds & Notes
Energy	168,153	—	—	—	—	—	—	—	168,153	—
Foreign Corporate Bonds & Notes
Netherlands	—	—	—	—	—	—	—	—	—	—
Warrants
Information Technology	36,498	—	(28,291)	—	—	(8,207)	—	—	—	—

Total	$5,035,421	$—	$(28,291)	$(27)	$—	$(899,991)	$50,032	$(34,782)	$4,122,362	$(891,784)

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates without observable inputs and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the six months ended December 31, 2018, a net amount of $28,291 of the Opportunistic Credit Fund’s portfolio investments were transferred from Level 3 to Level 2. For the six months ended December 31, 2018, a net amount of $779,174 of the Long/Short Healthcare’s portfolio

48	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2018	Highland Funds I

investments were transferred from Level 3 to Level 1. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable. Transfers from Level 2 to 3 were due to a decline in market activity (e.g. frequency of trades), which resulted in a reduction of available market inputs to determine price, and transfers from Level 3 to Level 2 were due to an increase in market activity which resulted in an increase of available market inputs to determine price.

For the six months ended December 31, 2018, a net amount of $14,508 was transferred from Level 2 to Level 3. Transfers from Level 2 to Level 3 were due to a decrease in observable pricing inputs as compared to the previous period.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Market Value at 12/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s)
Highland Long/Short Healthcare Fund
Preferred Stock	2,440,867	Multiples Analysis	Multiple of NFY+2 Total Revenue	1.25x - 1.75x
Common Stocks	14,508	Intrinsic	N/A	N/A

Total	$2,455,375
Highland Opportunistic Credit Fund
U.S. Senior Loans	$ 913,695	Discounted Cash Flow	Discount Rate	11.1%
			Spread Adjustment	0.10%
Corporate Bonds	168,153	Liquidation Analysis	Claim Amount: Percent of Par	6.9%
Common Stocks	3,040,514	Multiples Analysis	Unadjusted Price/MHz-PoP	$0.12 - $0.80
			Risk Discount	33.0% - 35.8%
			Multiple of EBITDA	6.0x - 7.0x
		Discounted Cash Flow	Discount Rate	11.0% - 15.0%
			Terminal Multiple	6.5x
		Transaction Analysis	Multiple of EBITDA	7.25x - 7.75x
		Bid Indication of Value	Enterprise Value ($mm)	$720.0 - $765.0
		Net Asset Value	N/A	N/A

Total	$4,122,362

The significant unobservable inputs used in the fair value measurement of the Long/Short Healthcare Fund’s preferred stock securities are: multiple of revenue, discount rate, terminal multiple, weightings and volatility adjustment. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Opportunistic Credit Fund’s bank loans securities are: spread adjustment and discount rate. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Opportunistic Credit Fund’s common equity securities are: multiple of EBITDA, price/MHz-PoP multiple, risk discount, scenario probabilities, illiquidity discount, discount rate and terminal multiple. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement.

Generally, a change in the assumption used for the risk discount is accompanied by a directionally opposite change in the assumption for the price/MHz-PoP multiple.

Certain Illiquid Positions Classified as Level 3

As of December 31, 2018, the Long/Short Healthcare Fund held an investment in the preferred stock of Amino, Inc. (“Amino”) valued at $2,440,867, or 5.1% of net assets. Amino owns and operates a website that allows users to find doctors, compare experiences, and book an appointment in the United States. The preferred stock of Amino is valued using an independent third-party pricing service, and this value is determined using unobservable inputs. Please see the tables above for a description of these inputs.

As of December 31, 2018, the Opportunistic Credit Fund held an investment in the common shares of TerreStar Corporation (“TerreStar”) valued at $1,417,167, or 2.9% of net assets. TerreStar is a nonoperating company that does not currently generate revenue and which primarily derives its value from two spectrum frequencies, the license with respect to one of which was terminated by the FCC and is

Semi-Annual Report	49

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2018	Highland Funds I

being contested by TerreStar on technical and public policy grounds. TerreStar currently anticipates such contest may take between 12 to 30 months and expects deployment of its other spectrum asset to require a similar period of time. If TerreStar is ultimately unsuccessful in its efforts, the terminated license would not be reinstated and the value of the TerreStar equity would likely be materially negatively impacted. The fair valuation of TerreStar involves uncertainty as it is materially dependent on these estimates. With regard to the likelihood of TerreStar regaining the terminated license, the Investment Adviser assigned a high probability of success, based in part in consultation with outside experts. The shares of TerreStar are valued using an independent third-party pricing service, and this value is determined using unobservable inputs. Please see the tables above for a description of these inputs.

The Funds may hold other illiquid positions that are classified as Level 3 that are not described here. Please see Note 7 for additional disclosure of risks from investments in illiquid securities.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available and is verified. Interest income is recorded on the accrual basis.

Accretion of discount on taxable bonds and loans is computed to the call date, while amortization of premium on taxable bonds and loans is computed to the call or maturity date, whichever is shorter, both using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

U.S. Federal Income Tax Status

Each Fund is treated as a separate taxpayer for U.S. federal income tax purposes. The Funds intend to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of their taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Funds intend to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

The Investment Adviser has analyzed the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. The Funds’ U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, the Investment Adviser of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to Shareholders

The Long/Short Equity Fund, Long/Short Healthcare Fund and Merger Arbitrage Fund intend to pay distributions from net investment income, if any, on an annual basis. The Opportunistic Credit Fund intend to pay distributions from net investment income, if any, on a monthly basis.

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within each Fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and/or sub-custodian bank(s) and investments in money market funds deemed to be cash equivalents, and does not include cash posted as collateral in a segregated account or with broker-dealers.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of three months or less to be cash equivalents. The Fund also considers money market instruments that invest in cash equivalents to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report.

50	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2018	Highland Funds I

Foreign Currency

Accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/ (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investments Portfolios for each of the Funds. Cash held as collateral for securities sold short is classified as restricted cash on each Fund’s Statement of Assets and Liabilities, as applicable. Restricted cash in the amounts of $76,402,517, $2,635,712 and $11,146,037 were held with the broker for the Long/Short Equity Fund, Long/Short Healthcare Fund and Merger Arbitrage Fund, respectively. Additionally, securities valued at $120,915,840, $4,757,795 and $7,739,806 were posted in the Long/Short Equity Fund, Long/Short Healthcare Fund and Merger Arbitrage Fund segregated accounts as collateral, respectively.

Other Fee Income

Fee income may consist of origination/closing fees, amendment fees, administrative agent fees, transaction break-up fees and other miscellaneous fees. Origination fees, amendment fees, and other similar fees are nonrecurring fee sources. Such fees are received on a transaction by transaction basis and do not constitute a regular stream of income and are recognized when incurred.

Note 3. Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

During the six months ended December 31, 2018, the Long/Short Equity Fund and Merger Arbitrage Fund entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, and to gain market

Semi-Annual Report	51

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2018	Highland Funds I

exposure for residual and accumulating cash positions. Cash held as collateral for futures contracts classified as restricted cash.

For the six months ended December 31, 2018, the Long/Short Healthcare Fund and Opportunistic Credit Fund did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

During the six months ended December 31, 2018, the Long/Short Equity Fund, the Long/Short Healthcare Fund and the Merger Arbitrage Fund had written options to provide leveraged short exposure, and purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategies of these Funds.

For the six months ended December 31, 2018, the Opportunistic Credit Fund did not invest or write in options.

Swap Contracts

The Funds may use swaps as part of its investment strategy or to manage its exposure to interest, commodity, and currency rates as well as adverse movements in the debt and equity markets. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument; for example, the agreement to pay interest in exchange for a market or commodity-linked return based on a notional amount. To the extent the total return of the market or commodity-linked index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in “Net realized gain (loss) on swap contracts” on the accompanying Statement of Operations and Changes in Net Assets as realized gains or losses, respectively. As of December 31, 2018, the Merger Arbitrage Fund was a party to open swap contracts having a net fair value of $16,592.

For the six months ended December 31, 2018, the Long/Short Equity Fund, Long/Short Healthcare Fund and Opportunistic Credit Fund did not invest in swap contracts.

Additional Derivative Information

The Funds follow adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose; a) how and why an entity uses derivative instruments; b) how derivative instruments and related hedged items are accounted for; c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows; and d) how the netting of derivatives subject to master netting arrangements (if applicable) affects the net exposure of the Funds related to the derivatives.

The fair value of derivative instruments on the Statement of Assets and Liabilities have the following risk exposure at December 31, 2018:

	Fair Value
Fund	Asset Derivative		Liability Derivative
Long/Short Equity Fund
Equity Price Risk	$721,500	(1)	$(721,500	)(2)
Long/Short Healthcare Fund
Equity Price Risk	1,763,750	(1)	(214,375	)(2)
Highland Merger Arbitrage Fund
Equity Price Risk	16,810	(3)	—	(3)

(1)	Statement of Assets and Liabilities location: Investments, at value.
(2)	Statement of Assets and Liabilities location: Written options contracts, at value.
(3)	Statement of Assets and Liabilities location: Swaps, at value

52	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2018	Highland Funds I

To reduce counterparty credit risk with respect to over-the-counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allows the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC derivative positions in forward currency exchange contracts for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

Certain ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA master agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that to the value of any collateral currently pledged by the Fund or the Counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported in restricted cash on the Statement of Assets and Liabilities. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The following tables present derivative instruments that are subject to enforceable netting arrangements as of December 31, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts of Offset in the Statement of Assets & Liabilities	Financial Instrument	Cash Collateral Received	Net Amount
Merger Arbitrage Fund
Swaps	$16,810	$—	$16,810	$—	$16,810

The effect of derivative instruments on the Statement of Operations for the six months ended December 31, 2018, is as follows:

Fund	Net Realized Gain/(Loss) on Derivatives		Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Long/Short Equity Fund
Equity Price Risk	$2,790,709	(1)(2)(3)(4)	$(2,406,506	)(5)(6)(7)
Long/Short Healthcare Fund
Equity Price Risk	460,547	(1)(2)(3)	1,404,358	(5)(6)
Merger Arbitrage Fund
Equity Price Risk	(392,711	)(1)(2)(3)(4)	(717,398	)(5)(6)(7)

(1)	Statement of Operations location: Realized gain (loss) on investments from unaffiliated issuers. Purchased options only.
(2)	Statement of Operations location: Realized gain (loss) on written options contracts.
(3)	Statement of Operations location: Realized gain (loss) on swap contracts.
(4)	Statement of Operations location: Realized gain (loss) on futures contracts.
(5)	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on investments. Purchased options only.
(6)	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on written options contracts.
(7)	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on swap contracts.

Semi-Annual Report	53

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2018	Highland Funds I

The average monthly volume of derivative activity for the six months ended December 31, 2018 is as follows:

Fund	Units/ Contracts	Appreciation/ (Depreciation)
Long/Short Equity Fund
Purchased Options Contracts	1,042	$—
Futures Contracts(1)	—	(2,538)
Swap Contracts	—	1,913,121
Written Options Contracts	667	—
Long/Short Healthcare Fund
Purchased Options Contracts	2,250	—
Written Options Contracts	168	—
Merger Arbitrage Fund
Purchased Options Contracts	2,333	—
Futures Contracts(1)	—	7,805
Swap Contracts	—	(183,839)
Written Options Contracts	2,333	—

(1)	Futures Contracts average monthly volume is calculated using Appreciation/(Depreciation).

Note 4. Securities Lending

Each Fund may seek additional income by making secured loans of its portfolio securities through its custodian, State Street Bank and Trust Company (“State Street”). Such loans will be in an amount not greater than one-third of the value of the Fund’s total assets. State Street will charge a Fund fees based on a percentage of the securities lending income.

The Funds will receive collateral consisting of cash (U.S. and foreign currency), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, sovereign debt, convertible bonds, irrevocable bank letters of credit or such other collateral as may be agreed on by the parties to a securities lending arrangement, initially with a value of 102% or 105% of the market value of the loaned securities and thereafter maintained at a value of 100% of the market value of the loaned securities. If the collateral consists of non-cash collateral, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, State Street will reinvest the cash. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund will recall the loaned securities upon reasonable notice in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund also may call such loans in order to sell the securities involved.

Securities lending transactions are entered into pursuant to Securities Loan Agreements (“SLA”), which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lenders, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a SLA counterparty’s bankruptcy or insolvency. Under the SLA, the Funds can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, each Fund benefits from a borrower default indemnity provided by State Street Bank and Trust Company (“State Street”). State Street’s indemnity generally provides for replacement of securities lent or the approximate value thereof.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2018:

Fund	Gross Amounts of Liabilities Presented in Statement of Assets & Liabilities(1)	Financial Instrument(2)	Collateral Received	Net Amount (not less than 0)
Long/Short Equity Fund	$4,387,313	$14,582,940	$—	$—
Long/Short Healthcare Fund	100,000	5,148,783	—	—
Opportunistic Credit Fund	753,227	1,639,466	—	—

(1)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(2)	Represents market value of securities on loan at period end.

For the six months ended December 31, 2018, the market value of securities loaned and the amounts secured with cash and securities collateral, which are included on each Fund’s Investment Portfolio were as follows:

Fund	Security Lending Market Value	Security Lending Collateral Cash Collateral(1)	Security Lending Collateral Non-Cash Collateral (2)
Long/Short Equity Fund	$14,582,940	$4,387,313	$10,195,627
Long/Short Healthcare Fund	5,148,783	100,000	5,048,783
Opportunistic Credit Fund	1,639,466	753,227	917,933

(1)	The loaned securities were secured with cash collateral which was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
(2)	Security lending non-cash collateral consists of U.S. Treasuries and Common Stock.

54	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2018	Highland Funds I

Note 5. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, foreign taxes, investments in futures, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, tax treatment of net investment loss and distributions in excess of net investment income, dividends deemed paid upon shareholder redemption of Fund shares and tax attributes from Fund reorganizations. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or NAV of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

As of June 30, 2018, permanent differences chiefly resulting from net investment losses, non-deductible excise taxes paid, partnership-basis adjustments, return of capital distributions, dividends on short sales, foreign currency gains and losses, equalization, short sale holding period reclass, capital loss carryover write-offs and REITs were identified and reclassified among the components of the Funds’ net assets as follows:

	Distributable Earnings (Loss)	Paid-in- Capital
Long/Short Equity Fund	$(5,489,068)	$5,489,068
Long/Short Healthcare Fund	2,215,143	(2,215,143)
Merger Arbitrage Fund	668	(668)
Opportunistic Credit Fund	780,908	(780,908)

At June 30, 2018, the Funds’ most recent tax year end, components of distributable earnings on a tax basis is as follows:

	Undistributed Income	Other Temporary Differences(1)	Accumulated Capital and Other Losses	Net Tax Appreciation/ (Depreciation)(2)
Long/Short Equity Fund	$19,231,660	$—	$3,269,582	$12,166,803
Long/Short Healthcare Fund	—	(37,213)	(194,604,078)	2,290,367
Merger Arbitrage Fund	825,858	—	65,712	(194,003)
Opportunistic Credit Fund	—	508	(13,736,005)	(8,512,972)

(1)	Other temporary differences are comprised of dividends payable, organizational expenses, partnership adjustments and default loan market discounts.
(2)	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales and other adjustments.

At June 30, 2018, the Long/Short Healthcare Fund and the Opportunistic Credit Fund had capital loss carryovers as indicated below. The capital loss carryovers are available to offset future realized capital gains to the extent provided in the Code and regulations promulgated thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Fund	2019	No Expiration Short- Term(1)		No Expiration Long- Term(1)		Total
Long/Short Healthcare Fund	$—	$173,379,291		$19,280,615		$192,659,906
Opportunistic Credit Fund	—	3,551,182	(2)	9,715,602	(2)	13,266,784

(1)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modifies several of the Federal income and excise tax provisions related to RICs. Under the Modernization Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law where capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

(2)

These capital loss carry forward amounts were limited due to an ownership change and are available to offset future capital gains of the Opportunistic Credit Fund. The Fund’s ability to utilize the capital loss carry forwards is limited under Internal Revenue Service Regulations.

For the year ended June 30, 2018, there were no capital loss carryforwards for the Long/Short Equity Fund and the Merger Arbitrage Fund.

During the year ended June 30, 2018, $780,886 in capital loss carryforwards expired for Opportunistic Credit Fund.

Semi-Annual Report	55

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2018	Highland Funds I

The tax character of distributions paid during the years ended June 30, 2018 and June 30, 2017 (unless otherwise indicated) is as follows:

	Distributions	Return of Capital
Long/Short Equity Fund
2018	$9,948,413	$—
2017	—	—
Long/Short Healthcare Fund
2018	568,894	—
2017	—	—
Merger Arbitrage Fund
2018	2,350,079	—
2017	—	—
Opportunistic Credit Fund
2018	4,449,935	79,563
2017	6,968,664	—

Unrealized appreciation and depreciation at December 31, 2018, based on cost of investments for U.S. federal income tax purposes was:

	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Federal Tax Cost ($ Thousands)
Long/Short Equity Fund	$4,241,063	$(18,871,697)	$(14,630,634)	$252,933,034
Long/Short Healthcare Fund	2,969,629	(5,911,756)	(2,942,127)	52,686,558
Merger Arbitrage Fund	52,663	(356,027)	(303,364)	23,808,815
Opportunistic Credit Fund	1,118,781	(9,998,463)	(8,879,682)	56,851,520

Qualified Late Year Ordinary and Post October Losses

Under current laws, certain capital losses realized after October 31 may be deferred (and certain ordinary losses after January 1st may be deferred) and treated as occurring on the first day of the following fiscal year. For the fiscal year ended June 30, 2018, the Funds elected to defer the following losses incurred from November 1, 2017 through June 30, 2018:

Fund	Realized Capital Losses	Ordinary Losses
Long/Short Healthcare Fund	$(1,178,198)	$(765,974)
Opportunistic Credit Fund	(468,567)	(654)

Note 6. Advisory, Administration, Service and Distribution, Trustee, and Other Fees

Investment Advisory Fees and Sub-Advisory Fees

For its investment advisory and sub-advisory services, each Fund pays the Investment Adviser a monthly fee, computed and accrued daily, based on an annual rate of the Funds’ Average Daily Managed Assets. Average Daily Managed Assets of a Fund means the average daily value of the total assets of a Fund less all accrued liabilities of a Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

The table below shows each Fund’s contractual advisory fee with the Investment Adviser for the six months ended December 31, 2018:

Fund	Annual Fee Rate to the Investment Adviser
Long/Short Equity Fund	2.25%
Long/Short Healthcare Fund	1.00%
Merger Arbitrage Fund	1.20%
Opportunistic Credit Fund	1.00%

Administration Fees

HCMFA provides administration services to the Long/Short Equity Fund and Long/Short Healthcare Fund for a monthly administration fee. For its services, the Investment Adviser receives a monthly administration fee, computed and accrued daily, at the annual rate of 0.20% of each Fund’s Average Daily Managed Assets from each Fund. Under a separate sub-administration agreement, HCMFA delegates certain administrative functions and pays the sub-administrator a portion of the fees it receives from each

56	Semi-Annual Report

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December 31, 2018	Highland Funds I

Fund. Effective October 1, 2018, HCMFA entered into an administrative services agreement with SEI Investments Global Funds Services (“SEI”), a wholly owned subsidiary of SEI Investments Company. Prior to October 1, 2018, State Street served as sub-administrator to each Fund. Effective October 1, 2018, SEI also provides administration services to the Opportunistic Credit Fund and Merger Arbitrage Fund for a monthly administration fee. Prior to October 1, 2018, State Street provided administration services to the Opportunistic Credit Fund and Merger Arbitrage Fund for a monthly administration fee.

Service and Distribution Fees

Highland Capital Funds Distributor, Inc. (formerly, Foreside Funds Distributors LLC (the “Underwriter”), serves as the principal underwriter and distributor of each Fund’s shares. The Underwriter receives the front-end sales charge imposed on the sale of Class A Shares and the contingent deferred sales charge (“CDSC”) imposed on certain redemptions of Class A and Class C Shares. For the six months ended December 31, 2018, the Underwriter received $2,506, $2,673, $29 and $699 of front end sales charges for Class A Shares of the Long/Short Equity Fund, the Long/Short Healthcare Fund, the Merger Arbitrage Fund, and the Opportunistic Credit Fund, respectively. The Underwriter also received                         for Class C Shares of the Long/Short Equity Fund, the Long/Short Healthcare Fund, the Merger Arbitrage Fund and the Opportunistic Credit Fund, respectively.

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) for Class A Shares and Class C Shares of the Funds, which requires the payment of a monthly fee to the Underwriter at an annual rate of the average daily net assets of each class as follows:

Fund	Class A Shares	Class C Shares
Long/Short Equity Fund	0.35%	1.00%
Long/Short Healthcare Fund	0.35%	1.00%
Merger Arbitrage Fund	0.35%	1.00%
Opportunistic Credit Fund	0.35%	0.85%

For the six months ended December 31, 2018, the Distribution and Service fees, which are included on the Statement of Operations for each class, were as follows:

Fund	Class A Fees	Class C Fees
Long/Short Equity Fund	$42,607	$97,543
Long/Short Healthcare Fund	26,496	65,671
Merger Arbitrage Fund	1,716	6,157
Opportunistic Credit Fund	7,677	15,420

Expense Limits and Fee Reimbursements

For the Long/Short Equity Fund, the Investment Adviser contractually agreed to waive a portion of its advisory fee in an amount equal to 1.25% of the Fund’s Average Daily Managed Assets. This waiver will continue through at least October 31, 2019 and may not be terminated prior to this date without the action or consent of the Board of Trustees.

For Merger Arbitrage Fund, the Investment Adviser contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, taxes, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses (collectively, the “Excluded Expenses”)) to 1.50% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will continue through at least October 31, 2019, and may not be terminated prior to this date without the action or consent of the Board of Trustees. Under the expense limitation agreement, the Investment Adviser may recoup waived and/or reimbursed amounts with respect to the Fund within thirty-six months of the date such amounts were waived or reimbursed, provided the Fund’s total annual operating expenses, including such recoupment, do not exceed the Expense Cap in effect at the time of such waiver/ reimbursement.

For Opportunistic Credit Fund, the Investment Adviser has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its Plan, taxes, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses to 0.90% of average daily net assets of the Fund (the “HOCF Expense Cap”). The HOCF Expense Cap will continue through at least October 31, 2019, and may not be terminated prior to this date without the action or consent of the Board of Trustees. Under the expense limitation agreement, the Investment Adviser may recoup waived and/or reimbursed amounts with respect to the Fund within thirty-six months of the date such amounts were waived or reimbursed, provided the Fund’s total annual operating expenses, including such recoupment, do not exceed the HOCF Expense Cap in effect at the time of such waiver/reimbursement.

There can be no assurance that these fee reductions will be sufficient to avoid any loss. On December 31, 2018, the amounts subject to possible future recoupment under the Funds’ expense limitations were as follows:

	Fiscal Years Ended June 30,
	2019	2020	2021	2022
Merger Arbitrage Fund	$—	$385,547	$282,878	$45,701
Opportunistic Credit Fund	175,142	377,527	320,810	283,711

Semi-Annual Report	57

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2018	Highland Funds I

During the six months ended December 31, 2018, the Investment Adviser did not recoup any amounts previously waived or reimbursed and $213,080 of fees of the Opportunistic Credit Fund previously waived and or reimbursed by the Investment Adviser that were eligible for recoupment expired.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Funds as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex overseen by such Trustee based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser or its affiliated advisers and NexPoint Capital, Inc., a closed-end management investment company that has elected to be treated as a business development company under the 1940 Act as of the date of this report.

The Funds pay no compensation to their officers, all of whom are employees of the Investment Adviser or one of its affiliates.

Indemnification

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Note 7. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Funds are described below in alphabetical order:

Counterparty Risk

Counterparty risk is the potential loss the Funds may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty risk is measured as the loss the Funds would record if its counterparties failed to perform pursuant to the terms of their obligations to the Funds. Because the Funds may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, the Funds may be exposed to the credit risk of their counterparties. To limit the counterparty risk associated with such transactions, the Funds conduct business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.

Credit Risk

Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/ or interest payments. Investments in high yield debt and high yield Senior Loans may result in greater NAV fluctuation than if a Fund did not make such investments.

Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to a Fund, a reduction in the value of the corporate debt obligation experiencing non-payment and a potential decrease in the NAV of the Fund.

Currency Risk

A portion of the Funds’ assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Funds’ investment performance may be negatively affected by a devaluation of a currency in which the Funds’ investments are quoted or denominated. Further, the Funds’ investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Derivatives Risk

Derivatives risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Fund, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. As a general matter, when the Fund establishes certain derivative instrument positions, such as certain futures, options and forward contract positions, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the position. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the

58	Semi-Annual Report

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December 31, 2018	Highland Funds I

availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives. A Fund’s ability to pursue its investment strategy, including its strategy of investing in certain derivative instruments, may be limited to or adversely affected by the Fund’s intention to qualify as a regulated investment company, and its strategy may bear adversely on its ability to so qualify.

Distressed and Defaulted Securities Risk

The Funds may invest in companies that are troubled, in distress or bankrupt. As such, they are subject to a multitude of legal, industry, market, environmental and governmental forces that make analysis of these companies inherently difficult. Further, the Investment Adviser relies on company management, outside experts, market participants and personal experience to analyze potential investments for the Funds. There can be no assurance that any of these sources will prove credible, or that the resulting analysis will produce accurate conclusions.

Hedging Risk

Each Fund may engage in “hedging,” the practice of attempting to offset a potential loss in one position by establishing an opposite position in another investment. Hedging strategies in general are usually intended to limit or reduce investment risk, but can also be expected to limit or reduce the potential for profit. For example, if the Fund has taken a defensive posture by hedging its portfolio, and stock prices advance, the return to investors will be lower than if the portfolio had not been hedged. No assurance can be given that any particular hedging strategy will be successful, or that the Investment Adviser will elect to use a hedging strategy at a time when it is advisable.

Illiquid and Restricted Securities Risk

The investments made by the Funds may be illiquid, and consequently the Funds may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Funds. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Funds’ investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

Restricted securities (i.e., securities acquired in private placement transactions) and illiquid securities may offer higher yields than comparable publicly traded securities. The Funds, however, may not be able to sell these securities when the Investment Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have an adverse effect on the price obtainable for such securities. Also, if in order to permit resale the securities are registered under the Securities Act at a Fund’s expense, the Fund’s expenses would be increased.

Leverage Risk

Each Fund may use leverage in its investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Funds purchase securities with borrowed funds, their net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Funds’ use of leverage would result in a lower rate of return than if the Funds were not leveraged.

Merger Arbitrage Risk

Merger arbitrage risk is the risk that the Adviser’s evaluation of the outcome of a proposed event, whether it be a merger, reorganization, regulatory issue or other event, will prove incorrect and that the Fund’s return on the investment will be negative. Even if the Adviser’s judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money. The Fund’s expected gain on an individual arbitrage investment is normally considerably smaller than the possible loss should the transaction be unexpectedly terminated. The Fund’s principal investment strategies are not specifically designed to benefit from general appreciation in the equity markets or general improvement in the economic conditions in the global economy. Accordingly, the Fund may underperform the broad equity markets under certain market conditions, such as during periods when there has been rapid appreciation in the equity markets.

Non-U.S. Securities Risk

Non-U.S. securities risk is the risk associated with investing in non-U.S. issuers. Investments in securities of non-U.S. issuers involve certain risks not involved in domestic investments (for example, fluctuations in foreign exchange rates (for non-U.S. securities not denominated in U.S. dollars); future foreign economic, financial, political and social developments; nationalization; exploration or confiscatory taxation; smaller markets; different trading and settlement practices; less governmental supervision; and different accounting,

Semi-Annual Report	59

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2018	Highland Funds I

auditing and financial recordkeeping standards and requirements) that may result in each Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These risks are magnified for investments in issuers tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets. In addition, certain investments in non-U.S. securities may be subject to foreign withholding and other taxes on interest, dividends, capital gains or other income or proceeds. Those taxes will reduce each Fund’s yield on any such securities.

Options Risk

There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A transaction in options or securities may be unsuccessful to some degree because of market behavior or unexpected events.

When a Fund writes a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation and once an option writer has received an exercise notice, it must deliver the underlying security in exchange for the strike price.

When a Fund writes a covered put option, the Fund bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain in writing a covered put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

Senior Loans Risk

The risk that the issuer of a senior loan may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of the senior loan or reduce the Fund’s returns. The risks associated with senior loans are similar to the risks of high yield debt securities. Senior loans and other debt securities are also subject to the risk of price declines and to increases in interest rates, particularly long-term rates. Senior loans are also subject to the risk that, as interest rates rise, the cost of borrowing increases, which may increase the risk of default. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long-term interest rates can vary dramatically from short-term interest rates. Therefore, senior loans may not mitigate price declines in a long-term interest rate environment. The Fund’s investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers.

Short Sales Risk

Short sales by the Funds that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Funds to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Funds may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Swaps Risk

The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from a Fund’s direct investments in securities.

Transactions in swaps can involve greater risks than if a Fund had invested in the reference assets directly since, in addition to general market risks, swaps may be leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. However, certain risks may be reduced (but not eliminated) if a Fund invests in cleared swaps. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps. Because bilateral swap agreements are two party contracts and because they may have

60	Semi-Annual Report

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December 31, 2018	Highland Funds I

terms of greater than seven days, these swaps may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and valued subjectively. Swaps and other derivatives may also be subject to pricing or “basis” risk, which exists when the price of a particular derivative diverges from the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

The value of swaps can be very volatile, and a variance in the degree of volatility or in the direction of securities prices from the Adviser’s expectations may produce significant losses in a Fund’s investments in swaps. In addition, a perfect correlation between a swap and a reference asset may be impossible to achieve. As a result, the Adviser’s use of swaps may not be effective in fulfilling the Adviser’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Note 8. Investment Transactions

Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the six months ended December 31, 2018, were as follows:

	U.S Government Securities(1)		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Long/Short Equity Fund	$—	$—	$519,249,398	$551,478,247
Long/Short Healthcare Fund	—	—	45,718,628	63,683,390
Merger Arbitrage Fund	—	—	214,490,933	196,105,154
Opportunistic Credit Fund	—	—	1,037,283	1,175,862

(1)	The Funds did not have any purchases or sales of U.S. Government Securities for the six months ended December 31, 2018.

Note 9. Affiliated Issuers

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The tables below show affiliated issuers of each Fund as of the year ended December 31, 2018:

Long/Short Equity Fund
Issuer	Shares at June 30, 2018	Beginning Value as of June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change in Unrealized Appreciation/ Depreciation	Ending Value as of December 30, 2018	Shares at December 30, 2018	Affiliated Income
Other Affiliates
Highland Merger Arbitrage Fund (Registered Investment Companies)	314,174	$6,581,955	$1,087,660	$—	$—	$(871,734)	$6,797,881	374,333	$1,071,250

Highland Opportunistic Credit Fund
Issuer	Shares at June 30, 2018	Beginning Value as of June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change in Unrealized Appreciation/ Depreciation	Ending Value as of December 30, 2018	Shares at December 30, 2018	Affiliated Income
Other Affiliates
Gambier Bay LLC (Common Stocks)	2,895,971	$372,856	$—	$—	$—	$(39,819)	$333,037	2,895,971	$—

Note 10. Regulatory Matters

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as

Semi-Annual Report	61

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)

December 31, 2018	Highland Funds I

return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income.

Fund	Net Investment Income	Net Realized Gains
Long/Short Equity Fund
Class A	$—	$(897,492)
Class C	—	(667,393)
Class Z	—	(8,383,528)
Merger Arbitrage Fund
Class A	(93,186)	(27,989)
Class C	(60,287)	(21,216)
Class Z	(1,611,468)	(535,933)

Note 11. New Accounting Pronouncements

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20). The amendments in this update shorten the amortization period for certain callable debt securities held at premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. For public entities this update will be effective for fiscal years beginning after December 15, 2018, and for interim periods within those fiscal years. The Investment Adviser is currently evaluating the impact of this new guidance on the Funds’ financial statements.

In February 2018, the FASB issued Accounting Standards Update 2018-03, Technical Corrections and Improvements to Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this update provide a variety of technical corrections and improvements to how entities should account for financial instruments. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years beginning after June 15, 2018. The Investment Adviser is currently evaluating the impact of this new guidance on its financial statement presentation and disclosures.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

Note 12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events to report which have not already been recorded or disclosed in these financial statements and accompanying notes.

62	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited)

December 31, 2018	Highland Funds I

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Funds are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.

Disclosure of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) and service fees; and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period July 1, 2018 through December 31, 2018, unless otherwise indicated. This table illustrates your Fund’s costs in two ways:

Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Annualized Expense Ratios(1)	Expenses Paid During Period(2)

Highland Long/Short Equity Fund
Actual Fund Return
Class A	$1,000.00	$893.60	2.99%	$14.27
Class C	1,000.00	891.70	3.64%	17.36
Class Z	1,000.00	895.90	2.66%	12.71
Hypothetical
Class A	$1,000.00	$1,010.13	2.99%	$15.15
Class C	1,000.00	1,006.86	3.64%	18.41
Class Z	1,000.00	1,011.80	2.66%	13.49

Highland Long/Short Healthcare Fund
Actual Fund Return
Class A	$1,000.00	$1,048.60	2.16%	$11.15
Class C	1,000.00	1,045.10	2.81%	14.48
Class Z	1,000.00	1,049.90	1.81%	9.35
Hypothetical
Class A	$1,000.00	$1,014.32	2.16%	$10.97
Class C	1,000.00	1,011.04	2.81%	14.24
Class Z	1,000.00	1,016.08	1.81%	9.20

Semi-Annual Report	63

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2018	Highland Funds I

	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Annualized Expense Ratios(1)	Expenses Paid During Period(2)

Highland Merger Arbitrage
Actual Fund Return
Class A	$1,000.00	$1,031.50	5.33%	$27.29
Class C	1,000.00	1,027.70	5.88%	30.05
Class Z	1,000.00	1,032.80	5.04%	25.82
Hypothetical
Class A	$1,000.00	$998.34	5.33%	$26.85
Class C	1,000.00	995.56	5.88%	29.58
Class Z	1,000.00	999.80	5.04%	25.40

Highland Opportunistic Credit Fund
Actual Fund Return
Class A	$1,000.00	$963.50	1.25%	$6.19
Class C	1,000.00	960.80	1.75%	8.65
Class Z	1,000.00	965.10	0.90%	4.46
Hypothetical
Class A	$1,000.00	$1,018.90	1.25%	$6.36
Class C	1,000.00	1,016.38	1.75%	8.89
Class Z	1,000.00	1,020.67	0.90%	4.58

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses, including dividends on short positions and interest expenses, if any.
(2)

Expenses are equal to the Fund’s annualized expense ratio including interest expense and dividends on short positions, if any, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by the number of days in the full fiscal year (184/365).

Changes of Independent Registered Public Accounting Firms

On September 28, 2018, Highland Long/Short Equity Fund, Highland Long/Short Healthcare Fund, Highland Merger Arbitrage Fund, Highland Opportunistic Credit Fund and Highland/iBoxx Senior Loan ETF, each a series of Highland Funds I (the “Trust”), dismissed KPMG LLP (“KPMG”) as the Trust’s independent registered public accounting firm, effective on such date. The decision to dismiss KPMG was approved by the audit committee and by the full board of trustees of the Trust (the “Board”). On September 27, 2018, the Trust approved the appointment of PricewaterhouseCoopers LLP (“PwC”) as the Trust’s independent registered public accounting firm.

KPMG’s audit reports on the Trust’s financial statements as of and for the years ended June 30, 2018 and 2017 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

During its audits of the Trust as of June 30, 2018, KPMG concluded management’s review control over a certain hard-to-value security held by Opportunistic Credit Fund was not designed at an appropriate level of precision to assess the orderly nature of transactions involving the security and reasonableness and reliability of certain inputs to the fair value model for the security. In connection with this audit, KPMG advised the Trust of the need to expand significantly the scope of its audits. Although Management of the Trust initially disagreed with KPMG’s position, subsequent to KPMG’s dismissal Management ultimately took the position that the transactions were orderly and revised certain non-observable inputs to the fair value model for the security.

KPMG and Management individually identified a material weakness in the control environment of Highland Opportunistic Credit Fund related to the assessment of orderly transactions and non-observable inputs used in fair valuation of a fair valued asset held.

Other than the disagreements and reportable events disclosed above, during the Trust’s years ended June 30, 2018 and 2017 and the subsequent interim period through September 28, 2018, there were no: (1) disagreements (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreement, or (2) reportable events (as described in Item 304(a)(1)(v) of Regulation S-K). The audit committee of the Trust discussed the subject matter of these disagreements and reportable events with KPMG. The Trust has authorized KPMG to respond fully to the inquiries of PwC concerning the subject matter of these disagreements and reportable events.

During the years ended June 30, 2018 and 2017 and the subsequent interim period through September 28, 2018, neither Management, the Trust, nor anyone on its behalf, consulted PwC regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the financial statements of the Trust, and no written report or oral advice was provided to the Trust by PwC that PwC concluded was an important factor considered by the Trust in reaching a decision as to any accounting, auditing or financial reporting issue; or (ii) any matter that was either the subject of a disagreement (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) or a reportable event (as described in Item 304(a)(1)(v) of Regulation S-K).

Approval of Highland Funds I Investment Advisory Agreement

The Trust has retained the Investment Adviser to manage the assets of each Fund pursuant to investment advisory agreements between the Investment Adviser and each such Fund (the “Advisory Agreements”). The Advisory Agreements

64	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2018	Highland Funds I

were approved by the Funds’ Board of Trustees, including a majority of the Independent Trustees.

Following an initial two-year term, each of the Advisory Agreements continues in effect from year-to-year, provided that such continuance is specifically approved at least annually by the vote of holders of at least a majority of the outstanding shares of the Fund or by the Board of Trustees and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.

During telephonic meetings held on August 16, 2018 and August 28, 2018, the Board of Trustees gave preliminary consideration to information bearing on the continuation of the Agreements for a one-year period commencing November 1, 2018 with respect to the Funds. The primary objective of the meetings was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in evaluating the continuation of the Agreement, and to request any additional information they considered reasonably necessary for their deliberations.

At an in-person meeting held on September 16-17, 2018, the Board of Trustees, including the Independent Trustees, approved the continuance of the Agreement for a one-year period commencing on November 1, 2018. As part of its review process, the Board of Trustees requested, through Fund counsel and its independent legal counsel, and received from the Investment Adviser, various information and written materials including: (1) information regarding the financial soundness of the Investment Adviser and the profitability of the Advisory Agreements to the Investment Adviser; (2) information on the advisory and compliance personnel of the Investment Adviser, including compensation arrangements; (3) information on the internal compliance procedures of the Investment Adviser; (4) comparative information showing how the Funds’ fees and operating expenses compare to those of other accounts of the Investment Adviser and comparable funds managed by unaffiliated advisers, both of which follow investment strategies similar to those of the Funds; (5) information on the investment performance of the Funds, including comparisons of the Funds’ performance against that of other registered investment companies and comparable funds that follow investment strategies similar to those of the Funds; (6) information regarding brokerage and portfolio transactions; and (7) information on any legal proceedings or regulatory audits or investigations affecting the Investment Adviser. In addition, the Trustees received an independent report from Morningstar Inc. (“Morningstar”), an independent source of investment company data, relating to each Fund’s performance, volatility and expenses compared to the performance, volatility and expenses of a peer group determined by Morningstar to be comparable. The Trustees also relied on information provided at periodic meetings of the Board of Trustees over the course of the year. The Trustees reviewed various factors discussed in independent counsel’s legal memoranda regarding their responsibilities in considering the Advisory Agreements, the detailed information provided by the Investment Adviser and other relevant information and factors. The Trustees’ conclusions as to the approval of the Advisory Agreements were based on a comprehensive consideration of all information provided to the Trustees without any single factor being dispositive in and of itself. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

The nature, extent, and quality of the services to be provided by the Investment Adviser.

The Board of Trustees considered the portfolio management services to be provided by the Investment Adviser under the Advisory Agreements and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. The Trustees discussed the relevant experience and qualifications of the personnel providing advisory services, including the background and experience of the members of each Fund’s portfolio management team. The Trustees reviewed the management structure, assets under management and investment philosophies and processes of the Investment Adviser. The Trustees also reviewed and discussed information regarding the Investment Adviser’s compliance policies, procedures and personnel, including portfolio manager compensation arrangements. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and investment methods essential to performing its duties under the Advisory Agreements, and that the nature and the quality of such advisory services were satisfactory.

The Investment Adviser’s historical performance in managing the Funds.

The Board of Trustees reviewed the historical performance of each Fund over various time periods and reflected on previous discussions regarding matters bearing on the Investment Adviser’s performance at its meetings throughout the year. With respect to each Fund, the Trustees discussed the historical performance of the Fund and contrasted the relative performance of the Fund and its portfolio management team to that of the Fund’s peers, as represented by certain other registered investment companies and comparable funds that follow investment strategies similar to the Fund, as well as comparable indices and the Fund’s applicable Morningstar category. With respect to

Semi-Annual Report	65

ADDITIONAL INFORMATION (unaudited) (concluded)

December 31, 2018	Highland Funds I

each Fund, the Trustees concluded that the Fund’s performance or other relevant factors supported the continuation of the Advisory Agreement(s) relating to that Fund for an additional one-year period.

In the case of each Fund that had performance that lagged, as applicable, the performance of its Morningstar peer group median, category median and/or benchmark for certain periods, the Trustees considered information provided by the Investment Adviser relating to the attribution of performance results for each such Fund, including information that demonstrated that such Fund’s underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Investment Adviser that were reasonable under the circumstances prevailing at the time and consistent with the applicable Fund’s investment objective and policies.

With respect to each Fund, the Trustees concluded that the Fund’s performance and other relevant factors supported the continuation of the Advisory Agreements.

The costs of the services to be provided by the Investment Adviser and the profits to be realized by the Investment Adviser and its affiliates from the relationship with the Funds.

The Board of Trustees also gave consideration to the fees payable under the Advisory Agreements, the expenses that the Investment Adviser incurs in providing advisory services and the profitability to the Investment Adviser of managing the Funds, including:(1) information regarding the financial condition of the Investment Adviser; (2) information regarding the total fees and payments received by the Investment Adviser for its services and whether such fees are appropriate given economies of scale and other considerations; (3) comparative information showing (a) the fees payable under the Advisory Agreements versus the investment advisory fees of certain registered investment companies and comparable funds that follow investment strategies similar to those of the Funds and (b) the expense ratios of the Funds versus the expense ratios of certain registered investment companies and comparable funds that follow investment strategies similar to those of the Funds; and (4) information regarding the total fees and payments received and the related amounts waived and/or reimbursed by the Investment Adviser for providing administrative services with respect to certain of the Funds under separate agreements and whether such fees are appropriate. The Trustees also considered the so-called “fall-out benefits” to the Investment Adviser with respect to the Funds, such as the reputational value of serving as Investment Adviser to the Funds, potential fees paid to the Investment Adviser’s affiliates by a Fund or portfolio companies for services provided, including administrative services provided to certain Funds by the

Investment Adviser pursuant to separate agreements, the benefits of scale from investment by the Funds in affiliated funds and the benefits of research made available to the Investment Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions, and, with respect to certain Funds that invest in one or more other funds in the Highland fund complex, the fees paid to the Adviser of the underlying Fund and its affiliates with respect to such investments. After such review, the Trustees determined that the anticipated profitability rates to the Investment Adviser with respect to the Advisory Agreements were fair and reasonable. The Trustees also took into consideration the amounts waived and/or reimbursed, if any, where expense caps or advisory fee waivers had been implemented.

The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders.

The Board of Trustees considered the respective asset levels of the Funds over time and historical net expenses relative to such asset levels, the information provided by the Investment Adviser relating to its costs and information comparing the fee rates charged by the Investment Adviser with fee rates charged by other unaffiliated investment advisers to their clients. The Trustees concluded that the fee structures are reasonable, and with respect to the Investment Adviser, should result in a sharing of economies of scale in view of the information provided. The Board determined to continue to review ways, and the extent to which, economies of scale might be shared between the Investment Adviser on the one hand and shareholders of the Funds on the other. The Board also requested that the Investment Adviser consider ways in which economies of scale can be shared with Fund shareholders.

Conclusion.

Throughout the process, the Board of Trustees was advised by Fund counsel and independent legal counsel, and was empowered to engage such other third parties or request additional information as it deemed appropriate. Following a further discussion of the factors above and the merits of the Advisory Agreements and their various provisions, it was noted that in considering the approval of the Advisory Agreements, no single factor was determinative to the decision of the Board of Trustees. Rather, after weighing all of the factors and reasons discussed above, the Trustees, including the Independent Trustees, unanimously agreed that the Advisory Agreements, including the advisory fees to be paid to the Investment Adviser, are fair and reasonable to the Funds in light of the services that the Investment Adviser provides, the expenses that it incurs and the reasonably foreseeable asset levels of the Funds.

66	Semi-Annual Report

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

DST Asset Manager Solutions, Inc.

430 W. 7th Street, Suite 219424

Kansas City, Missouri 64105-1407

Underwriter

Highland Capital Funds Distributor, Inc.

200 Crescent Court, Suite 700

Dallas, TX 75201

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

2121 N. Pearl Street, Suite 2000,

Dallas, TX 75201

Fund Counsel

K&L Gates LLP

1 Lincoln Street

Boston, MA 02111

This report has been prepared for shareholders of Highland Long/Short Equity Fund, Highland Long/Short Healthcare Fund, Highland Merger Arbitrage Fund, and Highland Opportunistic Credit Fund, (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Funds’ website at www.highlandfunds.com.

The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (highlandfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by contacting the Funds’ transfer agent at [1-877-665-1287].

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call [1-877-665-1287] to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

Semi-Annual Report	67

Highland Funds

c/o DST Asset Manager Solutions, Inc.

430 W 7th Street Suite 219424

Kansas City, MO 64105-1407

Highland Funds I	Semi-Annual Report, December 31, 2018

www.highlandfunds.com	HFI-SAR-12/18

Highland/iBoxx Senior Loan ETF

Semi-Annual Report

December 31, 2018

Highland/iBoxx Senior Loan ETF

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

December 31, 2018	Highland/iBoxx Senior Loan ETF

Objective

Highland/iBoxx Senior Loan ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Markit iBoxx USD Liquid Leveraged Loan Index.

Net Assets as of December 31, 2018

$381.0 million

Portfolio Data as of December 31, 2018

The information below provides a snapshot of the Highland/iBoxx Senior Loan ETF at the end of the reporting period.

Quality Breakdown as of December 31, 2018 (%)*

BBB	8.8
BB	40.1
B	35.8
CCC	10.4
NR	4.9

Top 5 Sectors as of 12/31/18 (%)*

Media/Telecommunications	16.9
Information Technology	10.2
Retail	8.6
Service	8.0
Gaming/Leisure	6.0

Top 10 Holdings as of 12/31/18 (%)*†

iHeartCommunications Inc., Term Loan D, 1st Lien	3.3
Envision Healthcare Corp., Cov-Lite, Term Loan, 1st Lien	2.5
Univision Communications Inc., 2017 Replacement Repriced Term Loan, 1st Lien	2.4
Valeant Pharmaceuticals International Inc., Initial Term Loan, 1st Lien	2.2
SS&C Technologies Holdings, Term Loan B3, 1st Lien	2.2
Transdigm Inc., Term Loan F, 1st Lien	2.1
Virgin Media Bristol LLC, Term Loan K, 1st Lien	2.0
SBA Senior Finance II LLC, Term Loan, 1st Lien	1.9
Misys Ltd., Dollar Term Loan	1.9
Vistra Operations Company LLC, Term Loan, 1st Lien	1.9

The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund were diversified.

Please refer to the financial statement’s Note 7, Disclosure of Significant Risks and Contingencies, for more information.

*

Quality is calculated as a percentage of total senior loans. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poor’s, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund’s investment adviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral. Quality Ratings and holdings are subject to change, and may have changed since December 31, 2018.

†	Excludes cash equivalents.

Semi-Annual Report	1

FINANCIAL STATEMENTS (unaudited)

December 31, 2018	Highland/iBoxx Senior Loan ETF

A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by the Fund and the expenses incurred by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how the Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the class’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

2	Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2018	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

US Senior Loans (a) - 84.9%

AEROSPACE - 4.3%
4,356,055	Transdigm Inc., Term Loan E, 1st Lien, VAR LIBOR USD 1 Month+2.500%, 05/30/25	4,122,614
8,593,222	Transdigm Inc., Term Loan F, 1st Lien, VAR LIBOR USD 1 Month+2.500%, 06/09/23	8,131,336
4,481,163	Transdigm Inc., Term Loan G, 1st Lien, VAR LIBOR USD 1 Month+2.500%, 08/22/24 (b)	4,241,914

		16,495,864

AIRLINES - 2.4%
5,959,875	Air Medical Group Holdings Inc., Cov-Lite, Term Loan, 1st Lien, VAR LIBOR USD 1 Month+4.250%, 03/14/25	5,568,221
4,000,000	American Airlines Inc., Term Loan, 1st Lien, VAR LIBOR USD 1 Month+1.750%, 06/27/25	3,760,000

		9,328,221

BUILDING MATERIALS - 3.0%
6,414,748	American Builders & Contractors Supply Co., Inc., Term Loan B2, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 10/31/23	6,121,530
5,711,587	Quikrete Holdings Inc., Cov-Lite, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.750%, 11/15/23	5,458,164

		11,579,694

CHEMICALS - 3.1%
4,574,403	Berry Global Inc., Term Loan Q, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 10/01/22	4,480,376
4,786,403	H.B. Fuller Company, Cov-Lite, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 10/20/24	4,518,365
2,982,418	Ineos US Finance LLC, Cov-Lite, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 04/01/24 (b)	2,830,509

		11,829,250

COMPUTERS & ELECTRONICS - 1.0%
3,977,506	GTT Communications Inc., Cov-Lite, Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.750%, 05/31/25	3,752,121

CONSTRUCTION - 1.6%
6,325,679	Brand Energy & Infrastructure Services Inc., Cov-Lite, Term Loan, 1st Lien, VAR LIBOR USD 3 Month+4.250%, 06/21/24	6,023,438

Principal Amount ($)		Value ($)

CONSUMER PRODUCTS - 0.8%
4,384,944	Revlon Consumer Products Corp., Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+3.500%, 09/07/23	3,140,039

ENERGY - 2.6%
4,706,487	Seadrill Partners Finco LLC, Term Loan, 1st Lien, VAR LIBOR USD 3 Month+6.000%, 02/21/21	3,706,382
6,350,354	Traverse Midstream Partners LLC, Advance Term Loan, 1st Lien, VAR LIBOR USD 3 Month+4.000%, 09/27/24	6,112,295

		9,818,677

FOOD & BEVERAGE - 2.0%
3,275,418	Albertson’s LLC, Term Loan B5, 1st Lien, VAR LIBOR USD 3 Month+3.000%, 12/21/22	3,153,949
4,553,769	Albertson’s LLC, Term Loan B6, 1st Lien, VAR LIBOR USD 3 Month+3.000%, 06/22/23	4,337,465

		7,491,414

GAMING/LEISURE - 6.0%
5,006,540	Aristocrat Leisure, Cov-Lite, Term Loan B3, 1st Lien, VAR LIBOR USD 3 Month+1.750%, 10/19/24	4,819,571
6,892,104	Crown Finance US Inc., Initial Dollar Term Loan, VAR LIBOR USD 1 Month+2.500%, 02/28/25	6,541,744
6,598,323	Golden Nugget Inc., Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+2.750%, 10/04/23	6,373,287
2,480,750	Station Casinos LLC, Term Facility Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.500%, 06/08/23	2,389,495
3,000,000	VICI Properties 1 LLC, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 12/20/24	2,874,855

		22,998,952

HEALTHCARE - 5.0%
10,000,000	Envision Healthcare Corp., Cov-Lite, Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.750%, 10/10/25 (b)	9,346,400
1,369,017	Grifols Worldwide Operations Limited, Term Loan B, 1st Lien, VAR LIBOR USD 1 Week+2.250%, 01/31/25 (b)	1,318,438

See accompanying Notes to Financial Statements.	3

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2018	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

US Senior Loans (continued)

HEALTHCARE (continued)
8,761,218	Valeant Pharmaceuticals International Inc., Initial Term Loan, 1st Lien, VAR LIBOR USD 1 Month+3.000%, 06/02/25	8,392,546

		19,057,384

INFORMATION TECHNOLOGY - 7.2%
2,541,728	Avaya Inc., Cov-Lite, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+4.250%, 12/15/24	2,460,711
4,131,822	Riverbed Technology Inc., Term Loan, 1st Lien, VAR LIBOR USD 1 Month+3.250%, 04/24/22	3,908,249
4,901,438	Solera LLC, Dollar Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.750%, 03/03/23	4,638,010
8,806,616	SS&C Technologies Holdings, Term Loan B3, 1st Lien, VAR LIBOR USD 1 Month+2.250%, 04/16/25	8,334,846
3,340,469	SS&C Technologies Holdings, Term Loan B4, 1st Lien, VAR LIBOR USD 1 Month+2.250%, 04/16/25	3,161,521
5,000,000	Vertafore Inc., Cov-Lite, Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+3.250%, 06/04/25	4,767,175

		27,270,512

INSURANCE - 3.7%
5,443,591	Alliant Holdings Intermediate LLC, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+3.000%, 05/09/25	5,160,851
3,185,173	Hub International Ltd., Cov-Lite, Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+3.000%, 04/25/25	3,016,470
6,155,412	MPH Acquisition Holdings LLC, Term Loan, 1st Lien, VAR LIBOR USD 3 Month+2.750%, 06/07/23 (b)	5,851,919

		14,029,240

MACHINERY - 0.6%
2,409,767	Gardner Denver Inc., Dollar Term Loan B1, VAR LIBOR USD 1 Month+2.750%, 07/30/24 (b)	2,333,341

MEDIA/TELECOMMUNICATIONS - 16.9%
3,989,924	Charter Communications Operating LLC, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 04/30/25	3,837,829

Principal Amount ($)		Value ($)

MEDIA/TELECOMMUNICATIONS (continued)
4,250,000	Coral-US Co-Borrower LLC, Additional Term Loan B4, VAR LIBOR USD 1 Month+3.250%, 01/30/26	4,116,422
18,621,429	iHeartCommunications Inc., Term Loan D, 1st Lien, VAR LIBOR USD 1 Month+6.750%, 01/22/19 (c)	12,595,348
4,000,000	iHeartCommunications Inc., Term Loan E, 1st Lien, VAR LIBOR USD 1 Month+6.500%, 07/30/19 (c)	2,704,280
4,432,331	Radiate Holdco LLC, Term Loan, 1st Lien, VAR LIBOR USD 1 Month+3.000%, 02/01/24	4,195,135
7,653,167	SBA Senior Finance II LLC, Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 04/11/25	7,359,018
3,000,000	Unitymedia Finance LLC, Facility Loan D, 1st Lien, VAR LIBOR USD 1 Month+2.250%, 01/15/26	2,904,990
10,198,317	Univision Communications Inc., 2017 Replacement Repriced Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.750%, 03/15/24	9,280,468
5,000,000	UPC Financing Partnership, Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.500%, 01/15/26	4,771,250
7,900,000	Virgin Media Bristol LLC, Term Loan K, 1st Lien, VAR LIBOR USD 1 Month+2.500%, 01/15/26	7,503,064
5,350,000	Ziggo Secured Finance Partnership, Facility Term Loan E, 1st Lien, VAR LIBOR USD 1 Month+2.500%, 04/15/25	5,054,921

		64,322,725

METALS & MINING - 0.4%
1,462,369	BWay Holding Company, Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.250%, 04/03/24	1,380,111

REAL ESTATE - 1.7%
6,643,198	Lightstone Holdco LLC, Refinancing Term Loan B, VAR LIBOR USD 3 Month+3.750%, 01/30/24	6,305,525
356,802	Lightstone Holdco LLC, Refinancing Term Loan C, VAR LIBOR USD 3 Month+3.750%, 01/30/24	338,665

		6,644,190

4	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2018	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

US Senior Loans (continued)

RETAIL - 8.6%
5,650,416	Academy Ltd., Term Loan, 1st Lien, VAR LIBOR USD 1 Month+4.000%, 07/01/22	3,797,560
3,151,591	Belk Inc., Closing Date Term Loan, 1st Lien, VAR LIBOR USD 1 Month+4.750%, 12/12/22	2,557,169
4,944,733	Harbor Freight Tools USA Inc., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.500%, 08/18/23	4,683,601
3,483,009	J. Crew Group Inc., Term Loan, 1st Lien, VAR LIBOR USD 1 Month+3.220%, 03/05/21 (b)	2,761,243
1,604,167	Jo-Ann Stores LLC, Term Loan, 2nd Lien, VAR LIBOR USD 1 Month+9.250%, 05/21/24	1,558,047
6,038,362	Neiman Marcus Group Ltd. LLC, Other Term Loan, 1st Lien, VAR LIBOR USD 1 Month+3.250%, 10/25/20	5,123,188
6,126,718	Petco Animal Supplies Inc., Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.250%, 01/26/23	4,530,371
8,814,766	PetSmart Inc., Term Loan B2, 1st Lien, VAR LIBOR USD 1 Month+3.000%, 03/11/22	6,995,134
1,693,146	Toys ‘R’ US-Delaware Inc., Term Loan B4, 1st Lien, 04/24/20 (c)	838,107

		32,844,420

SECURITIES & TRUSTS - 1.3%
5,446,281	Titan Acquisition Ltd., Term Loan, 1st Lien, VAR LIBOR USD 1 Month+3.000%, 03/28/25 (b)	5,010,579

SERVICE - 8.0%
4,603,931	Acosta Inc., Term Loan B1, 1st Lien, VAR LIBOR USD 1 Month+3.250%, 09/26/21	2,828,264
1,028,537	Advantage Sales & Marketing Inc., Cov-Lite, Incremental Term Loan B2, 1st Lien, VAR LIBOR USD 1 Month+3.250%, 07/23/21	914,540
1,066,649	Allied Universal Holdco LLC, Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.750%, 07/28/22 (b)	1,014,916
1,579,534	Change Healthcare Holdings Inc., Closing Date Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.750%, 03/01/24 (b)	1,503,187
5,055,053	First Data Corp., 2022D New Dollar Term Loan, VAR LIBOR USD 1 Month+2.000%, 07/08/22	4,869,432

Principal Amount ($)		Value ($)

SERVICE (continued)
7,084,903	First Data Corp., 2024A New Dollar Term Loan, VAR LIBOR USD 1 Month+2.000%, 04/26/24 (b)	6,785,566
5,982,278	Nielsen Finance LLC, Cov-Lite, Term Loan B4, 1st Lien, VAR LIBOR USD 3 Month+2.000%, 10/04/23	5,823,389
2,000,000	Refinitiv/Thomson Reuters, Cov-Lite, Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+3.750%, 10/01/25	1,912,500
4,750,000	Weight Watchers International Inc., Term Loan, 1st Lien, VAR LIBOR USD 1 Month+4.750%, 11/29/24	4,708,438

		30,360,232

TRANSPORTATION - 1.3%
5,000,000	XPO Logistics Inc., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 02/24/25	4,800,000

UTILITIES - 3.4%
5,858,914	Calpine Corp., Term Loan, 1st Lien, VAR LIBOR USD 3 Month+2.500%, 01/15/24	5,581,992
26,000,000	Texas Competitive Electric Holdings Company LLC, Escrow Loan (Extending) (d)(e)	65,000
7,388,839	Vistra Operations Company LLC, Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 08/04/23	7,141,498

		12,788,490

	Total US Senior Loans (Cost $350,188,667)	323,298,894

Foreign Domiciled Senior Loans (a) - 1.9%

UNITED KINGDOM - 1.9%
USD
7,687,785	Misys Ltd., Dollar Term Loan, VAR LIBOR USD 3 Month+3.500%, 06/13/24	7,185,350

	Total Foreign Domiciled Senior Loans (Cost $7,692,643)	7,185,350

Shares
Common Stock - 1.1%

UNITED STATES - 1.1%

Information Technology - 1.1%
295,607	Avaya Holdings Corp. *	4,304,038

	Total Common Stocks (Cost $4,687,676)	4,304,038

See accompanying Notes to Financial Statements.	5

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of December 31, 2018	Highland/iBoxx Senior Loan ETF

Units		Value ($)

Warrants - 0.1%
46,125	Cumulus Media, Expires 05/31/38* (Cost $590,183)	415,125

	Total Warrants (Cost $590,183)	415,125

Rights - 0.1%

UNITED STATES - 0.1%
431,587	Vistra Energy *(e)	319,374

	Total Rights (Cost $1,161,723)	319,374

Shares

Cash Equivalent - 5.7%
21,776,628	State Street Institutional US Government Money Market Fund, Premier Class, 2.020% (f) (Cost $21,776,628)	21,776,628

	Total Cash Equivalents (Cost $21,776,628)	21,776,628

Total Investments - 93.8%		357,299,409

(Cost $386,097,520)
Other Assets & Liabilities, Net - 6.2%		23,679,081

Net Assets - 100.0%		380,978,490

(a)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable interest rate.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. As of December 31, 2018, the LIBOR USD 1 Week, LIBOR USD 1 Month and LIBOR USD 3 Month rates were 1.205%, 1.232% and 1.334%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy and the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	The issuer is, or is in danger of being, in default of its payment obligation. Full income is not being accrued, although adequate protection payments are being made in certain cases.
(d)	Represents value held in escrow pending future events. No interest is being accrued.
(e)	No expiration date.
(f)	The rate shown is the 7-day effective yield as of December 31, 2018.
*	Non-income producing security.

LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
Ltd	Limited
USD	United States Dollars
VAR	Variable Rate

Foreign Domiciled Senior Loans Industry Concentration Table: (% of Net Assets)
Information Technology	1.9%

1.9%

6	See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2018 (unaudited)	Highland/iBoxx Senior Loan ETF

($)
Assets:
Total Investments, at value (cost $364,320,892)	335,522,781
Cash Equivalent (cost $21,776,628)	21,776,628
Cash	26,490,299
Receivable for:
Investments sold	22,738,030
Fund shares sold	8,579,547
Dividends and interest	1,398,713
Prepaid expenses	50,917

Total assets	416,556,915

Liabilities:
Payable for:
Fund shares redeemed	24,501,737
Investments purchased	10,679,922
Investment advisory fees (Note 4)	88,782
Administration fees (Note 4)	23,460
Trustees’ fees (Note 4)	19,908
Audit fees	14,130
Accrued expenses and other liabilities	250,486

Total liabilities	35,578,425

Net Assets	380,978,490

Net Assets consist of:
Paid-in capital	440,216,105
Total distributable loss	(59,237,615)

Net Assets	380,978,490

Shares outstanding (unlimited authorization — no par value)	22,200,000
Net asset value, per share (Net assets/shares outstanding)	17.16

See accompanying Notes to Financial Statements.	7

STATEMENT OF OPERATIONS

For the Six-Month Period Ended December 31, 2018 (unaudited)	Highland/iBoxx Senior Loan ETF

($)
Investment Income:
Interest income	14,574,763

Total investment income	14,574,763

Expenses:
Investment advisory fees (Note 4)	1,238,000
Administration fees (Note 4)	197,730
Trustees’ fees (Note 4)	48,059
Licensing fees	89,350
Audit fees	84,735
Legal fees	73,006
Printing fees	62,497
Custodian fees	45,323
Pricing fees	43,384
Registration fees	11,202
Transfer agent fees	7,407
Other	68,093

Total operating expenses	1,968,786

Fees and expenses waived by Investment Adviser (Note 4)	(455,707)

Net operating expenses	1,513,079

Net investment income	13,061,684

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(7,249,568)
Net change in unrealized depreciation on investments	(17,102,300)

Net realized and unrealized loss on investments	(24,351,868)

Net decrease in net assets resulting from operations	(11,290,184)

8	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

Highland/iBoxx Senior Loan ETF

	Six Months Ended December 31, 2018 (unaudited) ($)	Year Ended June 30, 2018 ($)
Increase (Decrease) in Net Assets:

Operations:
Net investment income	13,061,684	26,385,761
Net realized loss on investments	(7,249,568)	(3,214,760)
Net change in unrealized (depreciation) on investments	(17,102,300)	(5,518,945)

Net increase (decrease) in net assets resulting from operations	(11,290,184)	17,652,056

Distributions(1)	(12,984,168)	(26,385,761)
Return of capital	—	(191,058)

Total distributions	(12,984,168)	(26,576,819)

Share Transactions
Subscriptions	191,228,617	287,221,071
Redemptions	(385,230,056)	(241,551,887)

Net increase (decrease) from share transactions	(194,001,439)	45,669,184

Total increase (decrease) in net assets	(218,275,791)	36,744,421

Net Assets:
Beginning of period	599,254,281	562,509,860

End of period(2)	380,978,490	599,254,281

Changes in Shares
Subscriptions	10,600,000	15,700,000
Redemptions	(21,500,000)	(13,200,000)

Net increase (decrease)	(10,900,000)	2,500,000

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification.
(2)

Includes distributions in excess of net investment income of $0 as of the year ended June 30, 2018. In August 2018, the SEC eliminated the requirement to disclose undistributed net investment income in 2018 (See Note 8).

.

See accompanying Notes to Financial Statements.	9

FINANCIAL HIGHLIGHTS

Highland/iBoxx Senior Loan ETF

Selected data for a share outstanding throughout each year/period is as follows:

	Six Months Ended 12/31/18 (unaudited)		For the Years Ended June 30,
			2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period/Year	$18.10		$18.38	$18.37	$19.19	$19.94	$19.93

Income from Investment Operations:

Net investment income(a)	0.43		0.83	0.86	0.81	0.76	0.93

Net realized and unrealized gain (loss)	(0.93)		(0.27)	0.01	(0.82)	(0.75)	0.08

Total from investment operations	(0.50)		0.56	0.87	(0.01)	0.01	1.01

Less Distributions Declared to Shareholders:

From net investment income	(0.44)		(0.83)	(0.86)	(0.81)	(0.76)	(0.93)

From net realized gains	—		—	—	—	—	(0.06)

From return of capital	—		(0.01)	— (b)	—	— (b)	(0.01)

Total distributions declared to shareholders	(0.44)		(0.84)	(0.86)	(0.81)	(0.76)	(1.00)

Net Asset Value, End of Period/Year	$17.16		$18.10	$18.38	$18.37	$19.19	$19.94

Market Price, end of period/year	$17.18		$18.09	$18.39	$18.38	$19.23	$19.93

Total return(c)	(2.85	)%(d)	3.11%	4.78%	0.02%	0.09%	5.19%

Ratios to Average Net Assets/Supplemental Data:

Net assets, end of period/year (000s)	$380,978		$599,254	$562,510	$391,293	$324,371	$199,367

Gross operating expenses(g)	0.72	%(e)	0.73%	0.74%	0.77%	0.73%	0.92%

Net investment income	4.75	%(e)	4.56%	4.62%	4.39%	3.90%	4.68%

Portfolio turnover rate	41	%(f)	126%	115%	51%	9%	35%

(a)	Per share data was calculated using average shares outstanding for the period.
(b)	Amount represents less than $0.01 per share.
(c)

Total return is at net asset value assuming all distributions are reinvested. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return is for the period indicated and has not been annualized.
(e)	Annualized.
(f)	Not annualized.
(g)	Supplemental expense ratios are shown below:

	Six Months Ended 12/31/18 (unaudited)		For the Years Ended June 30,
			2018	2017	2016	2015	2014

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.55	%(e)	0.55%	0.55%	0.55%	0.55%	0.55%

Amounts designated as “—“ are $0.

10	See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

December 31, 2018	Highland/iBoxx Senior Loan ETF

Note 1. Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with five portfolios that are currently being offered, each of which is non-diversified. The financial statements herein are those of the Highland/iBoxx Senior Loan ETF (the “Fund”). The Fund is a non-diversified exchange-traded fund (“ETF”). The financial statements of the remaining funds of the Trust are presented separately.

Investment Objective

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Markit iBoxx USD Liquid Leveraged Loan Index (the “Underlying Index”).

Fund Shares

Shares of the Fund are listed and traded on NASDAQ, Inc. Market prices for the shares of the Fund may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only to authorized participants who have entered into agreements with the Fund’s distributor (“Authorized Participants”) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which comprises 100,000 shares for the Fund. Once created, shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Creation Units

Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units of the Fund may only be purchased or redeemed directly from the Fund by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange, National Association of Securities Dealers Automatic Quotation Systerm (“NASDAQ”) or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotation will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined generally have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available and for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to

Semi-Annual Report	11

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2018	Highland/iBoxx Senior Loan ETF

be relevant, including, among other things: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact on the Fund.

The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of the end of the reporting period because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —

Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —

Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of December 31, 2018, the Fund’s investments consisted mainly of senior loans. The fair value of the Fund’s loans is generally based on quotes received from brokers or independent pricing services. Loans with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise be less liquid than publicly traded securities.

12	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2018	Highland/iBoxx Senior Loan ETF

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value of the security at the end of the period. A summary of the levels of inputs used to value the Fund’s assets as of December 31, 2018 is as follows:

	Total Market Value at 12/31/18	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF
Assets
US Senior Loans*	$323,298,894	$—	$323,298,894	$—
Foreign Domiciled Senior Loans*	7,185,350	—	7,185,350	—
Common Stock*	4,304,038	4,304,038	—	—
Warrants*	415,125	—	415,125	—
Rights*	319,374	—	319,374	—
Cash Equivalent	21,776,628	21,776,628	—	—

Total	$357,299,409	$26,080,666	$331,218,743	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

For the six-month period ended December 31, 2018, there were no transfers within the Fund between Level 1, Level 2 and/or Level 3.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Cash and Cash Equivalents

The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Foreign Currency

Accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Income Recognition

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums of debt instruments.

U.S. Federal Income Tax Status

The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Fund intends to distribute, in each calendar year, all of its net investment income, capital gains and certain other amounts, if any, such that it should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior tax year), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Semi-Annual Report	13

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2018	Highland/iBoxx Senior Loan ETF

Distributions to Shareholders

The Fund intends to pay distributions from net investment income, if any, on a monthly basis. The Fund intends to pay net realized capital gains, if any, on an annual basis.

Note 3. U.S. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended June 30, 2018, permanent differences chiefly resulting from return of capital, were identified and reclassified among the components of the Fund’s net assets as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
Highland/iBoxx Senior Loan ETF	$191,058	$—	$(191,058)

These reclassifications have no effect on net asset value per share.

The tax character of distributions paid during the prior two fiscal years ended June 30, was as follows:

	Distributions paid from:
	Ordinary Income*	Long-Term Capital Gains	Return of Capital
Highland/iBoxx Senior Loan ETF
2018	$26,385,761	$—	$191,058
2017	20,889,862	—	13,013

*	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

As of June 30, 2018, the Fund’s most recent tax year end, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Highland/iBoxx Senior Loan ETF	$(22,838,478)	$(12,124,788)	$—	$—

Under the Regulated Investment Company Modernization Act of 2010, Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions as of June 30, 2018 are as follows:

	Short-Term Loss	Long-Term Loss	Total
Highland/iBoxx Senior Loan ETF	$13,650,797	$9,187,681	$22,838,478

For federal income tax purposes, the cost of securities owned at December 31, 2018, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for federal income tax purposes in the current period and have been deferred for use in future periods.

Unrealized appreciation and depreciation at December 31, 2018, based on cost of investments, including cash equivalents, for U.S. federal income tax purposes was:

	Gross Appreciation	Gross Depreciation	Net Depreciation	Cost
Highland/iBoxx Senior Loan ETF	$88,832	$(28,886,943)	$(28,798,111)	$386,097,520

Note 4. Advisory, Administration, Service and Distribution, Trustee, and Other Fees

Investment Advisory Fees

The Investment Adviser receives from the Fund monthly investment advisory fees, computed and accrued daily based on the Average Daily Managed Assets of the Fund, at the annual rate of 0.45%.

“Average Daily Managed Assets” of a Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

Administration Fees

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. For its services under the Administration Agreement, the Administrator receives a monthly administration fee from the Fund, calculated and assessed in arrears based on the aggregate net assets of the Fund, subject to an annual minimum fee. For the six-month period ended December 31, 2018, the Fund paid $197,730 for these services.

14	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2018	Highland/iBoxx Senior Loan ETF

Service and Distribution Fees

SEI Investments Distribution Co. (the “Distributor) serves as the Fund’s underwriter and distributor of shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all cost of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

Expense Limits and Fee Reimbursements

The Investment Adviser has contractually agreed to limit the total annual operating expenses (exclusive of taxes, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses (collectively, the “Excluded Expenses”)) of the Fund to 0.55% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will continue through at least October 31, 2019, and may not be terminated prior to this date without the action or consent of the Board. Under the Expense Cap, the Investment Adviser may recoup waived and/or reimbursed amounts with respect to the Fund within thirty-six months of the date such amounts were waived or reimbursed, provided the Fund’s total annual operating expenses, including such recoupment, do not exceed the Expense Cap in effect at the time of such waiver/reimbursement.

As of December 31, 2018, pursuant to the above, fees previously waived and reimbursed by the Investment Adviser that may be subject to possible future reimbursement to the Investment Adviser were as follows:

	Expiring Fiscal Years Ended June 30,
	2019	2020	2021
Highland/iBoxx Senior Loan ETF	$662,390	$866,942	$1,038,447

During the six-months ended December 31, 2018, $262,996 of fees previously waived and or reimbursed by the Investment Adviser that were eligible for recoupment expired.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland

Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies and NexPoint Capital, Inc., a closed-end management investment company that has elected to be treated as a business development company under the 1940 Act, which are each advised by the Investment Adviser or its affiliated advisers as of the date of this report. Prior to December 8, 2017, Mr. Powell was treated as an “interested person” of the Fund for all purposes other than compensation and the Trust’s Code of Ethics. The Fund pays no compensation to its officers, all of whom are employees of the Investment Adviser.

Expedited Settlement Agreement

On June 15, 2017, the Fund entered into an Expedited Settlement Agreement with a major dealer in the floating rate loan market, pursuant to which the Fund has the right to designate certain loans it sells to the dealer to settle on or prior to three days from the trade date in exchange for a quarterly fee (the “Expedited Settlement Agreement”). The Expedited Settlement Agreement is designed to reduce settlement times from the standard seven days to three days for eligible loans. For the six-month period ended December 31, 2018, the Fund paid $82,216 to the dealer as part of the Expedited Settlement Agreement.

While the Expedited Settlement Agreement is intended to provide the Fund with additional liquidity with respect to such loans, and may not represent the exclusive method of expedited settlement of such loans, no assurance can be given that the Expedited Settlement Agreement or other methods for expediting settlements will provide the Fund with sufficient liquidity in the event of abnormally large redemptions.

Note 5. Portfolio Information

For the six-month period ended December 31, 2018, the cost of purchases and the proceeds from sales of the Fund’s portfolio securities amounted to the following:

	U.S. Government Securities*		Other Securities
	Purchases	Sales	Purchases	Sales
Highland/iBoxx Senior Loan ETF	$—	$—	$217,112,185	$452,575,879

*	The Fund did not have any purchases or sales of U.S. Government Securities for the six-month period ended December 31, 2018.

Note 6. Indemnification

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may rise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses.

Semi-Annual Report	15

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2018	Highland/iBoxx Senior Loan ETF

The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Note 7. Disclosure of Significant Risks and Contingencies

Counterparty Risk

A counterparty (the other party to a transaction or an agreement or the party with whom a Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Credit Risk

Investments rated below investment grade are commonly referred to as “high yield securities” or “junk securities”. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Investments in high-yield securities may result in greater NAV fluctuation than if the Fund did not make such investments.

Corporate debt obligations, including senior loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to a Fund, a reduction in the value of the corporate debt obligation experiencing non-payment and a potential decrease in the NAV of a Fund.

Debt Securities and Leveraged Loans Risk

The market prices of debt securities generally fluctuate inversely with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall. Such changes may be greater among debt securities with longer maturities. Leveraged loans are subject to the same risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also especially subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate. Because loans are not ordinarily registered with the SEC or any state securities commission or listed on any securities exchange, there is usually less publicly available information about such instruments. In addition, loans may not be considered “securities” for purposes of the anti-fraud protections of the federal securities laws and, as a result, as a purchaser of these instruments, we may not be entitled to the antifraud protections of the federal securities laws. In the course of investing in such instruments, we may come into possession of material nonpublic information and, because of prohibitions on trading in securities of issuers while in possession of such information, we may be unable to enter into a transaction in a publicly-traded security of that issuer when it would otherwise be advantageous for us to do so. Alternatively, we may choose not to receive material nonpublic information about an issuer of such loans, with the result that we may have less information about such issuers than other investors who transact in such assets.

Focused Investment Risk

The Fund’s investments in senior loans arranged through private negotiations between a borrower and several financial institutions may expose the Fund to risks associated with the financial services industry. The financial services industry is subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments financial services companies can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Because financial services companies are highly dependent on short-term interest rates, they can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations. Losses resulting from financial difficulties of borrowers can negatively affect financial services companies.

Illiquid Securities Risk

The Adviser may not be able to sell illiquid securities at the price it would like or may have to sell them at a loss. Securities of non-U.S. issuers and emerging markets securities in particular, are subject to greater liquidity risk.

Industry Concentration Risk

Because the Fund may invest 25% or more of the value of its assets in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries, the Fund’s performance largely depends on the overall condition of such industry or group of industries and a Fund is susceptible to economic, political and regulatory risks or other occurrences associated with that industry or group of industries.

Non-Diversification Risk

Due to the nature of the Fund’s investment strategy and its non-diversified status, it is possible that a material amount of the Fund’s portfolio could be invested in the securities of one or a few issuers. Investing a significant portion of the

16	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2018	Highland/iBoxx Senior Loan ETF

Fund’s portfolio in any one or a few issuers may result in the Fund’s shares being more sensitive to the economic results of those few issuers.

Non-Payment Risk

Debt securities are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the obligation experiencing non-payment and a potential decrease in the Fund’s NAV and the market price of the Fund’s shares.

Ongoing Monitoring Risk

On behalf of the several lenders, the agent generally will be required to administer and manage the senior loans and, with respect to collateralized senior loans, to service or monitor the collateral. Financial difficulties of agents can pose a risk to the Fund. Unless, under the terms of the loan, the Fund has direct recourse against the borrower, the Fund may have to rely on the agent or other financial intermediary to apply appropriate credit remedies against a borrower.

Regulatory Risk

To the extent that legislation or state or federal regulators impose additional requirements or restrictions with respect to the ability of financial institutions to make loans in connection with highly leveraged transactions, the availability of Senior Loan interests for investment by the Fund may be adversely affected.

Senior Loans Risk

The Fund’s investments in Senior Loans are typically below investment grade and are considered speculative because of the credit risk of their issuers. As with any debt instrument, Senior Loans are generally subject to the risk of price declines and to increases in interest rates, particularly long-term rates. Senior loans are also subject to the risk that, as interest rates rise, the cost of borrowing increases, which may increase the risk of default. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long-term interest rates can vary dramatically from short-term interest rates. Therefore, Senior Loans may not mitigate price declines in a rising long-term interest rate environment. The secondary market for loans is generally less liquid than the market for higher grade debt. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a loan, and could adversely affect the Fund’s income. The volume and frequency of secondary market trading in such loans varies significantly over time and among loans. Although Senior Loans in which the Fund will invest will often be secured by collateral, there can be no assurance that liquidation of such collateral would satisfy the

Borrower’s obligation in the event of a default or that such collateral could be readily liquidated.

Note 8. Regulatory Matters

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income.

Note 9. New Accounting Pronouncements

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in this update shorten amortization period for certain callable debt securities held at premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. For public entities this update will be effective for fiscal years beginning after December 15, 2018, and for interim periods within those fiscal years. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements and disclosures.

In February 2018, the FASB issued Accounting Standards Update 2018-03, Technical Corrections and Improvements to Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this update provide a variety of technical corrections and improvements to how entities should account for financial instruments. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years beginning after June 15, 2018. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

Semi-Annual Report	17

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)

December 31, 2018	Highland/iBoxx Senior Loan ETF

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

Note 10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

18	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited)

December 31, 2018	Highland/iBoxx Senior Loan ETF

Additional Portfolio Information

Net asset value, or “NAV,” is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the bid and the ask on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares, because shares are bought and sold at current Market Prices. Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. Further information regarding premiums and discounts for the Fund is available on the Fund’s website at www.highlandfunds.com The Investment Adviser and its affiliates manage other accounts, including private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each are allocated in a manner believed by the Investment Adviser to be equitable over time. The Investment Adviser may aggregate orders, which may include orders for accounts in which the Investment Adviser or its affiliates have an interest, to purchase and sell securities to obtain favorable execution or lower brokerage commissions, to the extent permitted by applicable laws and regulations.

Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all participating accounts, in some cases these activities may adversely affect the price paid or received or the size of the position obtained by or disposed of for the Fund. Where trades are aggregated, the investments or proceeds, as well as the expenses incurred, will be allocated by the Investment Adviser in a manner designed to be equitable and consistent with the Investment Adviser’s fiduciary duty to the Fund and its other clients (including its duty to seek to obtain best execution of client trades).

Disclosure of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period July 1, 2018 through December 31, 2018, unless otherwise indicated. This table illustrates your Fund’s costs in two ways:

Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Report	19

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2018	Highland/iBoxx Senior Loan ETF

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/18	Ending Account Value 12/31/2018	Annualized Expense Ratios	Expenses Paid During Period*

Highland/iBoxx Senior Loan ETF
Actual Fund Return	$1,000.00	$971.50	0.55%	$2.73
Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the hypothetical six-month period, multiplied by 184/365 (to reflect the one-half year period).

Changes of Independent Registered Public Accounting Firms

On September 28, 2018, Highland Long/Short Equity Fund, Highland Long/Short Healthcare Fund, Highland Merger Arbitrage Fund, Highland Opportunistic Credit Fund and Highland/iBoxx Senior Loan ETF, each a series of Highland Funds I (the “Trust”), dismissed KPMG LLP (“KPMG”) as the Trust’s independent registered public accounting firm, effective on such date. The decision to dismiss KPMG was approved by the audit committee and by the full board of trustees of the Trust (the “Board”). On September 27, 2018, the Trust approved the appointment of PricewaterhouseCoopers LLP (“PwC”) as the Trust’s independent registered public accounting firm.

KPMG’s audit reports on the Trust’s financial statements as of and for the years ended June 30, 2018 and 2017 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

During its audits of the Trust as of June 30, 2018, KPMG concluded management’s review control over a certain hard-to-value security held by Opportunistic Credit Fund was not designed at an appropriate level of precision to assess the orderly nature of transactions involving the security and reasonableness and reliability of certain inputs to the fair value model for the security. In connection with this audit, KPMG advised the Trust of the need to expand significantly the scope of its audits. Although Management of the Trust initially disagreed with KPMG’s position, subsequent to KPMG’s dismissal Management ultimately took the position that the transactions were orderly and revised certain non-observable inputs to the fair value model for the security.

KPMG and Management individually identified a material weakness in the control environment of Highland Opportunistic

Credit Fund related to the assessment of orderly transactions and non-observable inputs used in fair valuation of a fair valued asset held.

Other than the disagreements and reportable events disclosed above, during the Trust’s years ended June 30, 2018 and 2017 and the subsequent interim period through September 28, 2018, there were no: (1) disagreements (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreement, or (2) reportable events (as described in Item 304(a)(1)(v) of Regulation S-K). The audit committee of the Trust discussed the subject matter of these disagreements and reportable events with KPMG. The Trust has authorized KPMG to respond fully to the inquiries of PwC concerning the subject matter of these disagreements and reportable events.

During the years ended June 30, 2018 and 2017 and the subsequent interim period through September 28, 2018, neither Management, the Trust, nor anyone on its behalf, consulted PwC regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the financial statements of the Trust, and no written report or oral advice was provided to the Trust by PwC that PwC concluded was an important factor considered by the Trust in reaching a decision as to any accounting, auditing or financial reporting issue; or (ii) any matter that was either the subject of a disagreement (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) or a reportable event (as described in Item 304(a)(1)(v) of Regulation S-K).

Approval of Highland/iBoxx Senior Loan ETF Advisory Agreement

The Fund has retained the Investment Adviser to manage the assets of the Fund pursuant to an investment advisory agreement between the Investment Adviser and the Fund (the “Advisory Agreement”). The Advisory Agreement has been approved by the Fund’s Board of Trustees, including a majority of the Independent Trustees. The Advisory Agreement continues in effect from year-to-year, provided that such continuance is specifically approved at least annually by the vote of holders of at least a majority of the outstanding shares of the Fund or by the Board of Trustees and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.

During telephonic meetings held on August 16, 2018 and August 28, 2018, the Board of Trustees gave preliminary

20	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2018	Highland/iBoxx Senior Loan ETF

consideration to information bearing on the continuation of the Agreement for a one-year period commencing November 1, 2018 with respect to the Fund. The primary objective of the meetings was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in evaluating the continuation of the Agreement, and to request any additional information they considered reasonably necessary for their deliberations.

At an in-person meeting held on September 16-17, 2018, the Board of Trustees, including the Independent Trustees, approved the continuance of the Agreement for a one-year period commencing on November 1, 2018. As part of its review process, the Board of Trustees requested, through Fund counsel and its independent legal counsel, and received from the Investment Adviser, various information and written materials in connection with meetings of the Board of Trustees, including: (1) information regarding the financial soundness of the Adviser and the profitability of the Agreement to the Investment; (2) information on the advisory and compliance personnel of the Investment Adviser, including compensation arrangements; (3) information on the internal compliance procedures of the Investment Adviser; (4) comparative information showing how the Fund’s fees and operating expenses compare to those of other accounts of the Investment Adviser and comparable funds managed by unaffiliated advisers, both of which follow investment strategies similar to those of the Fund; (5) information on the investment performance of the Fund, including comparisons of the Fund’s performance against that of other registered investment companies and comparable funds that follow investment strategies similar to those of the Fund; (6) information regarding brokerage and portfolio transactions; and (7) information on any legal proceedings or regulatory audits or investigations affecting the Investment Adviser. After the August 2018 meetings, the Trustees requested that the Investment Adviser provide additional information regarding various matters. In addition, the Trustees received an independent report from Morningstar Inc. (“Morningstar”), an independent source of investment company data, relating to the Fund’s performance, volatility and expenses compared to the performance, volatility and expenses of a peer group determined by Morningstar to be comparable. The Trustees also relied on information provided at periodic meetings of the Board of Trustees over the course of the year. The Trustees reviewed various factors discussed in independent counsel’s legal memoranda regarding their responsibilities in considering the Agreement, the detailed information provided by the Investment Adviser and other relevant information and factors. The Trustees’ conclusions as to the approval of the Agreement were based on a comprehensive consideration of all information provided to the Trustees without any single factor being dispositive in and of itself. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

The nature, extent, and quality of the services to be provided by the Investment Adviser. The Board of Trustees considered the portfolio management services to be provided by the Investment Adviser under the Agreement and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. The Trustees discussed the relevant experience and qualifications of the personnel providing advisory services, including the background and experience of the members of the Fund’s portfolio management team. The Trustees reviewed the management structure, assets under management and investment philosophies and processes of the Investment Adviser. The Trustees also reviewed and discussed information regarding the Investment Adviser’s compliance policies, procedures and personnel, including portfolio manager compensation arrangements. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and investment methods essential to performing their duties under the Agreement, and that the nature and the quality of such advisory services were satisfactory.

The Investment Adviser’s historical performance in managing the Fund. With respect to the Advisory Agreement, the Board of Trustees reviewed the historical performance of the Investment Adviser and the Fund’s portfolio management team in managing the Fund over various time periods and reflected on previous discussions regarding matters bearing on the Investment Adviser’s performance at their meetings throughout the year. With respect to the Fund, the Trustees discussed relative performance and contrasted the performance of the Fund and its portfolio management team to that of the Fund’s peers, as represented by certain other registered investment companies that follow investment strategies similar to the Fund as well as the Fund’s underlying index and the Fund’s Morningstar peer group. The Trustees reviewed a supplemental report Morningstar provided that compares the Fund with only ETF peers that are part of the bank loan category. The Trustees also considered the quarterly tracking error reports they receive with respect to the Fund and discussed reasons for tracking error, including the fees and expenses of the Fund. Among other data relating specifically to the Fund’s performance, the Board took note of Morningstar’s explanatory note concerning its peer grouping analysis that, due to the small number of bank loan ETFs managed to an index, Morningstar included actively managed ETFs and open-end funds in the peer group. The Board reviewed the supplemental report Morningstar provided that compares the Fund with only ETF peers that are part of the bank loan category.

Semi-Annual Report	21

ADDITIONAL INFORMATION (unaudited) (concluded)

December 31, 2018	Highland/iBoxx Senior Loan ETF

The Board also considered that the Fund had underperformed its benchmark, the Markit iBoxx USD Liquid Leveraged Loan Index, for the one-, three- and five-year periods ended June 30, 2018, that the Fund underperformed its Morningstar peer group median and category median for the three- and five-year periods ended June 30, 2018, and outperformed its Morningstar peer group median and category median for the one-year period ended June 30, 2018. The Board also took into account management’s discussion of the Fund’s performance and the Fund’s tracking error relative to its underlying index. The Trustees concluded that the Fund’s performance and other relevant factors supported the renewal of the Advisory Agreement.

The costs of the services to be provided by the Investment Adviser and the profits to be realized by the Investment Adviser and its affiliates from their relationship with the Fund. The Board of Trustees also gave consideration to the fees payable under the Agreement, the expenses the Investment Adviser incur in providing advisory services and the profitability to the Investment Adviser from managing the Fund, including: (1) information regarding the financial condition of the Investment Adviser; (2) information regarding the total fees and payments received by the Investment Adviser for its services and, with respect to the Investment Adviser, whether such fees are appropriate given economies of scale and other considerations; (3) comparative information showing (a) the fees payable under the Agreement versus the investment advisory fees of certain registered investment companies and comparable funds that follow investment strategies similar to those of the Fund and (b) the expense ratios of the Fund versus the expense ratios of certain registered investment companies and comparable funds that follow investment strategies similar to those of the Fund; and (4) information regarding the total fees and payments received and the related amounts waived and/or reimbursed by the Investment Adviser for providing administrative services with respect to the Fund under separate agreements and whether such fees are appropriate. The Trustees also considered the so-called “fall-out benefits” to the Investment Adviser with respect to the Fund, such as the reputational value of serving as Investment Adviser to the Fund, potential fees paid to the Investment Adviser’s affiliates by the Fund or portfolio companies for services provided, including administrative services provided to the Fund by the Investment Adviser pursuant to separate agreements, the benefits of scale from investment by the Fund in affiliated funds, and the benefits of research made available to the Investment Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. After such review, the Trustees determined that the anticipated profitability rates to the Investment Adviser with respect to the Agreement were fair and reasonable. The Trustees also took into consideration the amounts waived and/or reimbursed, if any, where expense caps or advisory fee waivers had been implemented.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders. The Board of Trustees considered the respective asset levels of the Fund over time and historical net expenses relative to such asset levels, the information provided by the Investment Adviser relating to their costs and information comparing the fee rates charged by the Investment Adviser with fee rates charged by other unaffiliated investment advisers to their clients. The Trustees concluded that the fee structures are reasonable, and with respect to the Investment Adviser, should result in a sharing of economies of scale in view of the information provided. The Board determined to continue to review ways, and the extent to which, economies of scale might be shared between the Investment Adviser, on the one hand and shareholders of the Fund on the other. The Board also requested that the Investment Adviser consider ways in which economies of scale can be shared with Fund shareholders.

Conclusion. Throughout the process, the Board of Trustees was advised by Fund counsel and independent legal counsel, and was empowered to engage such other third parties or request additional information as it deemed appropriate. Following a further discussion of the factors above and the merits of the Agreement and its various provisions, it was noted that in considering the approval of the Agreement, no single factor was determinative to the decision of the Board of Trustees. Rather, after weighing all of the factors and reasons discussed above, the Trustees, including the Independent Trustees, unanimously agreed that the Agreement, including the advisory fees to be paid to the Investment Adviser, is fair and reasonable to the Fund in light of the services that the Investment Adviser provides, the expenses that it incurs and the reasonably foreseeable asset levels of the Fund.

22	Semi-Annual Report

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

State Street Bank and Trust Company

One Heritage Drive, 1st Floor,

Quincy, MA 02171

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

2121 N. Pearl Street, Suite 2000

Dallas, TX 75201

Fund Counsel

K&L Gates LLP

1 Lincoln Street

Boston, MA 02111

This report has been prepared for shareholders of the Highland/iBoxx Senior Loan ETF (the “Fund”). The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-855-799-4757 to request that additional reports be sent to you.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund’s proxy voting records for the most recent 12-month period ended June 30th are available (i) without charge, upon request, by calling 1-855-799-4757 and (ii) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q, upon request and without charge, by visiting the Fund’s website at www.highlandfunds.com or by calling 1-855-799-4757.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available upon request without charge by calling 1-855-799-4757.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (highlandfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by contacting the Funds’ transfer agent at [1-855-799-4757].

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call [1-855-799-4757] to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

Semi-Annual Report	23

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One Heritage Drive, 1st Floor

North Quincy, MA 02171

Highland/iBoxx Senior Loan ETF	Semi-Annual Report December 31, 2018

www.highlandfunds.com	HFI-SA-001-0700

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Semi-Annual Report filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Highland Fund I’s (the “Registrant”) Board of Trustees.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 (the “Exchange Act”) and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s controls and procedures over financial reporting. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s controls and procedures over financial reporting were ineffective due to a material weakness determination for the Highland Opportunistic Credit Fund relating to a management review control over certain hard-to-value securities that was not designed at an appropriate level of precision to assess the reasonableness and reliability of certain inputs to the fair value model. A material weakness (as defined in Rule 12b-2 under the Exchange Act) is a deficiency, or combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement in our annual or interim financial statements will not be prevented or detected on a timely basis. The control deficiency resulted in no material misstatement to the Highland Opportunistic Credit Fund’s financial statements

(b) Changes in Internal Controls. Other than the planned enhancements to controls noted above, there have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto.

(a)(3) Not applicable.

(a)(4)(i) Certification pursuant to Item 4.01 of Form 8-K under the Exchange Act (17 CFR 249.308) is attached hereto.

(a)(4)(ii) Letter from former accountant pursuant to Item 304(a) under Regulation S-K is attached hereto.

(b) Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS I

By (Signature and Title):	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer,
and Principal Executive Officer

Date: March 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer,
and Principal Executive Officer

Date: March 8, 2019